May 1, 2026
STATEMENT OF ADDITIONAL INFORMATION
HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
Individual Flexible Premium And Single Premium Variable Deferred Annuity
Contracts
Horace Mann Life Insurance Company
This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium variable annuity Contracts dated May 1, 2026. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.
May 1, 2026

General Information and History
Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC established the Separate Account under Illinois law on October 9, 1965. HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, which engages in the business of insurance. HMLIC is an indirect, wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.
Underwriter
HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.
HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts. The amount of the commissions was $9,860,501, $8,604,755 and $7,319,821 at December 31, 2025, 2024 and 2023.
Non-Principal Risks
There are no non-principal risks at this time.
Separate Account Pricing Agreement
Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania; Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records. For these services HMLIC paid State Street $420,190.38, $424,409.00, and $434,932.02 in 2023, 2024 and 2025.
Independent Registered Public Accounting Firm
The statement of net assets of each of the sub-accounts comprising the Horace Mann Life Insurance Company Separate Account as of December 31, 2025, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five year period then ended, and the related statutory statements of admitted assets, liabilities and capital and surplus of Horace Mann Life Insurance Company as of December 31, 2025 and 2024, and the related statutory statements of operations, capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2025, and the related notes and schedules I, III, and IV, included herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon included herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 191 West Nationwide Blvd., Columbus, Ohio 43215.
The audit report covering the December 31, 2025 financial statements of Horace Mann Life Insurance Company contains an explanatory paragraph that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.
2

Financial Statements
Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

KPMG LLP
Suite 500
191 West Nationwide Blvd.
Columbus, OH 43215-2568
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of Horace Mann Life Insurance Company and Contract Owners of Horace Mann Life Insurance Company Separate Account:
Opinion on the Financial Statements
We have audited the accompanying statement of net assets of the sub-accounts listed in the Appendix that comprise the Horace Mann Life Insurance Company Separate Account (the Separate Account) as of December 31, 2025, the related statement of operations for the year or period then ended, statements of changes in net assets for each of the years or periods in the two-year period then ended, and the related notes (collectively, the financial statements) including the financial highlights in Note 6 for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each sub-account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, changes in its net assets for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ KPMG LLP
We have served as the Separate Account's auditor since 1989.
Columbus, Ohio
April 9, 2026

KPMG LLP, a Delaware limited liability partnership, and its subsidiaries are part of the KPMG global organization of independent member firms affiliated with KPMG
International Limited, a private English company limited by guarantee.

Appendix
Statement of net assets as of December 31, 2025, the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period then ended.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS

PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
Statement of net assets as of December 31, 2025, and the related statement of operations and changes in net assets for the period from May 1, 2025 (inception) to December 31, 2025.
NEUBERGER GENESIS FUND ADVISOR CLASS
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
ASSETS
Investments at market value	$265,244	$35,318,902	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
TOTAL ASSETS	$265,244	$35,318,902	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
NET ASSETS
Active Contracts	$265,244	$35,128,557	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
Payout Contracts	$–	$190,345	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$265,244	$35,318,902	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
INVESTMENTS
Cost of investments	$230,553	$34,965,446	$6,092,183	$52,000,498	$8,047,206	$11,053,455	$1,016,853	$15,324,820
Unrealized appreciation (depreciation) on investments	$34,690	$353,456	$(45,949)	$19,255,771	$1,915,823	$519,597	$178,081	$3,764,265
Number of shares in underlying mutual funds	11,135	1,396,556	610,731	530,220	738,549	890,235	36,801	601,989
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	35,946	–	18,518	–	88,686	–	38,063
M&E Rate .0125	5,019	448,390	477,269	157,484	377,118	444,643	28,650	377,142
M&E Rate .0145	–	558	–	365	–	12,618	–	1,712
M&E Rate .0155	–	1,478	–	590	–	1,247	–	613
M&E Rate .0165	–	2,744	–	1,608	–	1,519	–	2,393
Retired Payout	–	7,526	–	–	–	–	–	–
Total Units	5,019	496,643	477,269	178,565	377,118	548,712	28,650	419,923
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$76.04	$–	$412.20	$–	$21.74	$–	$46.96
M&E Rate .0125	$52.85	$71.53	$12.67	$397.79	$26.42	$20.99	$41.71	$45.33
M&E Rate .0145	$–	$69.60	$–	$387.69	$–	$20.28	$–	$44.58
M&E Rate .0155	$–	$68.24	$–	$383.06	$–	$19.85	$–	$43.60
M&E Rate .0165	$–	$67.01	$–	$379.10	$–	$19.98	$–	$43.17
Retired Payout	$–	$25.29	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
ASSETS
Investments at market value	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,384,104	$286,082,087	$19,118,516	$2,156,011
TOTAL ASSETS	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,384,104	$286,082,087	$19,118,516	$2,156,011
NET ASSETS
Active Contracts	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,264,594	$286,082,087	$19,118,516	$2,156,011
Payout Contracts	$–	$–	$–	$–	$119,510	$–	$–	$–
TOTAL NET ASSETS	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,384,104	$286,082,087	$19,118,516	$2,156,011
INVESTMENTS
Cost of investments	$4,884,482	$29,112,334	$2,356,197	$2,114,621	$138,336,433	$247,943,889	$16,873,770	$2,226,408
Unrealized appreciation (depreciation) on investments	$1,044,959	$7,694,903	$13,531	$70,151	$10,047,671	$38,138,198	$2,244,746	$(70,398)
Number of shares in underlying mutual funds	326,152	2,097,278	336,609	310,337	8,238,984	2,260,625	6,708,251	76,454
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	128,995	–	35,032	125,926	44,943	–	4,426
M&E Rate .0125	176,553	786,503	228,903	177,505	2,655,712	1,140,926	4,919,076	46,777
M&E Rate .0145	–	744	–	60	4,993	1,893	–	4
M&E Rate .0155	–	2,167	–	1,217	2,767	1,781	–	1,122
M&E Rate .0165	–	7,532	–	448	4,283	2,809	–	2,065
Retired Payout	–	–	–	–	6,636	–	–	–
Total Units	176,553	925,941	228,903	214,262	2,800,317	1,192,351	4,919,076	54,393
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$41.00	$–	$10.48	$55.68	$251.80	$–	$40.46
M&E Rate .0125	$33.58	$39.57	$10.41	$10.21	$52.96	$239.52	$3.89	$39.61
M&E Rate .0145	$–	$38.49	$–	$9.89	$50.81	$236.73	$–	$39.29
M&E Rate .0155	$–	$38.01	$–	$9.68	$50.04	$230.68	$–	$38.84
M&E Rate .0165	$–	$37.72	$–	$9.64	$49.20	$224.81	$–	$38.88
Retired Payout	$–	$–	$–	$–	$18.01	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
ASSETS
Investments at market value	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
TOTAL ASSETS	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
NET ASSETS
Active Contracts	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
INVESTMENTS
Cost of investments	$1,110,356	$1,843,957	$894,743	$1,054,853	$13,592,583	$2,047,085	$1,465,934	$32,374,107
Unrealized appreciation (depreciation) on investments	$287	$580	$(36,181)	$136,419	$1,109,019	$204,522	$164,255	$5,694,679
Number of shares in underlying mutual funds	49,849	155,133	64,748	69,059	861,759	127,353	54,051	1,277,047
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	17,216	–	–	55,347	–	–	34,536
M&E Rate .0125	28,709	73,897	40,451	51,322	549,476	92,134	39,500	842,329
M&E Rate .0145	–	8	–	–	7	–	–	4,802
M&E Rate .0155	–	8	–	–	7	–	–	195
M&E Rate .0165	–	8	–	–	5,484	–	–	6,591
Retired Payout	–	–	–	–	–	–	–	–
Total Units	28,709	91,136	40,451	51,322	610,321	92,134	39,500	888,452
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$20.80	$–	$–	$24.82	$–	$–	$44.16
M&E Rate .0125	$38.69	$20.11	$21.22	$23.21	$24.03	$24.44	$41.27	$42.81
M&E Rate .0145	$–	$19.86	$–	$–	$23.50	$–	$–	$42.10
M&E Rate .0155	$–	$18.98	$–	$–	$23.27	$–	$–	$41.56
M&E Rate .0165	$–	$19.20	$–	$–	$23.01	$–	$–	$41.07
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
ASSETS
Investments at market value	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
TOTAL ASSETS	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
NET ASSETS
Active Contracts	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
INVESTMENTS
Cost of investments	$687,805	$1,200,221	$25,255,265	$209,345	$149,371	$1,305,253	$13,877	$672,060
Unrealized appreciation (depreciation) on investments	$123,907	$213,901	$6,242,192	$59,388	$39,884	$112,011	$1,748	$46,387
Number of shares in underlying mutual funds	27,257	46,093	1,037,807	9,709	91,436	12,155	1,027	47,485
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	34,481	–	13	207	–	197
M&E Rate .0125	19,112	32,958	665,061	6,919	9,874	66,012	814	37,983
M&E Rate .0145	–	–	52	–	13	8,981	–	13
M&E Rate .0155	–	–	5	–	13	17	–	17
M&E Rate .0165	–	–	2,131	–	13	13	–	13
Retired Payout	–	–	–	–	–	–	–	–
Total Units	19,112	32,958	701,729	6,919	9,924	75,230	814	38,223
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$46.31	$–	$19.71	$19.32	$–	$19.36
M&E Rate .0125	$42.47	$42.91	$44.82	$38.84	$19.07	$18.88	$19.18	$18.79
M&E Rate .0145	$–	$–	$44.57	$–	$18.55	$18.51	$–	$18.20
M&E Rate .0155	$–	$–	$43.00	$–	$18.48	$18.25	$–	$18.20
M&E Rate .0165	$–	$–	$43.02	$–	$18.45	$18.17	$–	$18.11
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
ASSETS
Investments at market value	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,554,711	$6,487,123
TOTAL ASSETS	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,554,711	$6,487,123
NET ASSETS
Active Contracts	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,402,667	$6,487,123
Payout Contracts	$–	$–	$–	$–	$–	$–	$152,044	$–
TOTAL NET ASSETS	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,554,711	$6,487,123
INVESTMENTS
Cost of investments	$1,105,932	$3,677,074	$10,669,201	$43,595,248	$38,747,028	$25,842,721	$313,763,666	$6,412,107
Unrealized appreciation (depreciation) on investments	$61,676	$114,613	$1,300,325	$6,864,868	$8,418,590	$7,057,965	$463,791,045	$75,015
Number of shares in underlying mutual funds	99,881	339,453	897,939	4,316,520	3,140,188	2,125,367	1,195,852	571,050
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	195	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	90,882	73,718	169,119	181,058	47,713	35,436	–
M&E Rate .0125	80,664	166,814	484,793	2,166,205	1,655,751	1,113,567	892,172	493,796
M&E Rate .0145	–	23	6,608	18,396	1,293	564	2,014	–
M&E Rate .0155	–	23	5,774	5,556	638	213	1,481	–
M&E Rate .0165	–	23	2,343	13,668	33,530	7,295	2,994	–
Retired Payout	–	–	–	–	–	–	234	–
Total Units	80,664	257,765	573,237	2,372,944	1,872,271	1,169,352	934,524	493,796
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$784.36	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$15.01	$21.51	$21.92	$25.95	$29.02	$868.15	$–
M&E Rate .0125	$14.48	$14.55	$20.80	$21.22	$25.13	$28.10	$831.08	$13.14
M&E Rate .0145	$–	$14.43	$20.23	$20.79	$24.63	$27.73	$791.11	$–
M&E Rate .0155	$–	$14.31	$20.32	$20.74	$24.56	$27.46	$781.01	$–
M&E Rate .0165	$–	$14.31	$20.13	$20.43	$24.18	$27.20	$758.92	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$650.21	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A
ASSETS
Investments at market value	$35,779,546	$72,808,771	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
TOTAL ASSETS	$35,779,546	$72,808,771	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
NET ASSETS
Active Contracts	$35,761,111	$72,667,221	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
Payout Contracts	$18,435	$141,550	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$35,779,546	$72,808,771	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
INVESTMENTS
Cost of investments	$39,522,551	$57,404,842	$19,266,904	$33,301,961	$2,497,485	$1,507,204	$1,948,610	$4,559,062
Unrealized appreciation (depreciation) on investments	$(3,743,005)	$15,403,929	$(372,906)	$–	$80,351	$47,844	$67,122	$(58,144)
Number of shares in underlying mutual funds	3,261,583	2,684,689	1,084,615	33,301,961	107,679	64,956	24,117	178,963
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	144,238	59,781	65,263	3,550,816	–	14,773	–	10,862
M&E Rate .0125	1,354,036	1,381,320	678,764	26,690,772	98,358	44,055	14,004	81,408
M&E Rate .0145	11,408	4,907	2,896	65,390	–	6	–	14
M&E Rate .0155	704	3,154	2,074	37,849	–	447	–	403
M&E Rate .0165	12,281	5,585	4,062	61,427	–	6	–	86
Retired Payout	1,680	5,219	–	–	–	–	–	–
Total Units	1,524,347	1,459,965	753,058	30,406,254	98,358	59,288	14,004	92,774
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$25.17	$53.76	$25.84	$1.13	$–	$26.28	$–	$49.93
M&E Rate .0125	$23.42	$49.86	$25.03	$1.09	$26.21	$26.21	$143.94	$48.34
M&E Rate .0145	$17.44	$42.94	$24.27	$1.11	$–	$26.08	$–	$47.38
M&E Rate .0155	$17.10	$42.13	$24.26	$1.10	$–	$26.07	$–	$46.99
M&E Rate .0165	$16.77	$41.27	$24.05	$1.10	$–	$26.07	$–	$46.40
Retired Payout	$10.97	$27.12	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*
ASSETS
Investments at market value	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
TOTAL ASSETS	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
NET ASSETS
Active Contracts	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
INVESTMENTS
Cost of investments	$7,504,402	$41,333,645	$1,150,426	$3,168,624	$606,692	$5,581,928	$4,117,897	$514,429
Unrealized appreciation (depreciation) on investments	$118,119	$19,196,391	$(8,325)	$580,235	$7,727	$443,107	$742,144	$(64,205)
Number of shares in underlying mutual funds	228,014	1,226,099	116,899	213,003	60,773	606,751	311,541	8,678
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	11,742	24,637	–	14,974	–	24,725	–	–
M&E Rate .0125	111,986	621,139	48,639	140,185	37,062	258,961	178,586	7,527
M&E Rate .0145	190	737	–	1,751	–	633	–	–
M&E Rate .0155	232	2,896	–	434	–	1,327	–	–
M&E Rate .0165	3,468	1,357	–	181	–	1,400	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	127,618	650,765	48,639	157,526	37,062	287,046	178,586	7,527
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$61.94	$97.55	$–	$24.26	$–	$21.62	$–	$–
M&E Rate .0125	$59.60	$92.86	$23.48	$23.75	$16.58	$20.94	$27.21	$59.82
M&E Rate .0145	$58.29	$91.54	$–	$23.77	$–	$20.00	$–	$–
M&E Rate .0155	$57.43	$90.40	$–	$23.32	$–	$20.30	$–	$–
M&E Rate .0165	$56.67	$89.24	$–	$23.17	$–	$20.15	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
ASSETS
Investments at market value	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
TOTAL ASSETS	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
NET ASSETS
Active Contracts	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
INVESTMENTS
Cost of investments	$12,574,599	$4,733,230	$4,498,473	$37,550,684	$2,238,540	$60,495,318	$1,381,988	$18,979,940
Unrealized appreciation (depreciation) on investments	$1,775,894	$1,501,338	$402,742	$4,407,238	$(57,463)	$9,098,261	$(133,477)	$(3,091,290)
Number of shares in underlying mutual funds	294,429	95,432	109,721	1,087,274	124,776	647,141	172,685	307,265
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	182,648	71,239	106,177	645,135	92,936	392,652	158,491	153,069
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	182,648	71,239	106,177	645,135	92,936	392,652	158,491	153,069
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$78.57	$87.52	$46.16	$65.04	$23.47	$177.24	$7.88	$103.80
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
TOTAL ASSETS	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
NET ASSETS
Active Contracts	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
INVESTMENTS
Cost of investments	$3,991,121	$4,131,469	$7,107,325	$4,596,709	$167,824	$3,401,241	$197,398,532	$24,456,103
Unrealized appreciation (depreciation) on investments	$(391,991)	$1,286,706	$(378,648)	$(109,352)	$3,209	$(181,248)	$116,987,218	$8,509,418
Number of shares in underlying mutual funds	447,097	334,662	131,291	393,628	12,217	239,583	497,572	1,642,527
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	25,475	–	–
M&E Rate .0125	373,941	306,801	84,878	298,419	11,527	146,862	480,729	1,394,602
M&E Rate .0145	–	–	–	–	–	791	–	–
M&E Rate .0155	–	–	–	–	–	348	–	–
M&E Rate .0165	–	–	–	–	–	2,844	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	373,941	306,801	84,878	298,419	11,527	176,320	480,729	1,394,602
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$19.06	$–	$–
M&E Rate .0125	$9.62	$17.66	$79.27	$15.04	$14.84	$18.15	$653.98	$23.64
M&E Rate .0145	$–	$–	$–	$–	$–	$17.57	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$17.27	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$17.04	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
ASSETS
Investments at market value	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
TOTAL ASSETS	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
NET ASSETS
Active Contracts	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
INVESTMENTS
Cost of investments	$9,482,785	$37,545,468	$21,142,984	$23,774,437	$17,080,750	$11,698,523	$18,992,752	$39,992,311
Unrealized appreciation (depreciation) on investments	$1,952,714	$13,063,765	$1,568	$125,065	$(1,107,091)	$93,908	$(993,553)	$11,453,709
Number of shares in underlying mutual funds	256,344	319,060	21,144,552	4,290,754	642,803	94,046	678,703	416,297
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	219,714	317,677	19,162,064	2,982,393	312,354	74,410	300,359	408,264
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	219,714	317,677	19,162,064	2,982,393	312,354	74,410	300,359	408,264
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$52.05	$159.31	$1.10	$8.01	$51.14	$158.48	$59.93	$126.01
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND
ASSETS
Investments at market value	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
TOTAL ASSETS	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
NET ASSETS
Active Contracts	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
INVESTMENTS
Cost of investments	$9,433,480	$30,542,079	$61,518,054	$62,625,660	$59,704,774	$43,148,557	$46,645,350	$10,834,197
Unrealized appreciation (depreciation) on investments	$(499,364)	$1,206,509	$6,649,148	$10,108,691	$11,601,416	$11,678,631	$14,951,667	$2,857,272
Number of shares in underlying mutual funds	325,469	1,591,408	1,610,376	2,656,477	1,427,551	1,578,215	1,039,086	206,945
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	–	–	–	–
M&E Rate .0125	193,710	1,089,202	1,222,647	2,013,553	1,088,722	1,268,504	863,368	181,732
M&E Rate .0145	–	–	–	–	–	–	–	–
M&E Rate .0155	–	–	–	–	–	–	–	–
M&E Rate .0165	–	–	–	–	–	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	193,710	1,089,202	1,222,647	2,013,553	1,088,722	1,268,504	863,368	181,732
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0125	$46.12	$29.15	$55.75	$36.12	$65.50	$43.22	$71.35	$75.34
M&E Rate .0145	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$–	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO
ASSETS
Investments at market value	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
TOTAL ASSETS	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
NET ASSETS
Active Contracts	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
Payout Contracts	$–	$–	$–	$–	$–	$–	$–	$–
TOTAL NET ASSETS	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
INVESTMENTS
Cost of investments	$12,516,789	$13,757,008	$31,013,723	$14,546,451	$5,700,854	$1,815,183	$4,583,088	$1,638,335
Unrealized appreciation (depreciation) on investments	$3,295,288	$693,980	$(1,467,586)	$4,464,634	$3,921	$147,140	$573,081	$(66,347)
Number of shares in underlying mutual funds	259,299	1,041,888	3,024,170	231,956	302,962	68,637	184,412	135,868
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	–	–	–	–	–
M&E Rate .0029	–	–	–	–	–	–	–	–
M&E Rate .0039	–	–	–	–	–	–	–	–
M&E Rate .0095	–	–	–	–	5,729	–	–	–
M&E Rate .0125	237,639	789,663	2,627,423	178,050	268,474	42,871	115,063	92,143
M&E Rate .0145	–	–	–	–	1,113	–	–	–
M&E Rate .0155	–	–	–	–	1,561	–	–	–
M&E Rate .0165	–	–	–	–	183	–	–	–
Retired Payout	–	–	–	–	–	–	–	–
Total Units	237,639	789,663	2,627,423	178,050	277,061	42,871	115,063	92,143
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0029	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0039	$–	$–	$–	$–	$–	$–	$–	$–
M&E Rate .0095	$–	$–	$–	$–	$21.02	$–	$–	$–
M&E Rate .0125	$66.54	$18.30	$11.25	$106.77	$20.59	$45.77	$44.81	$17.06
M&E Rate .0145	$–	$–	$–	$–	$20.93	$–	$–	$–
M&E Rate .0155	$–	$–	$–	$–	$18.94	$–	$–	$–
M&E Rate .0165	$–	$–	$–	$–	$20.75	$–	$–	$–
Retired Payout	$–	$–	$–	$–	$–	$–	$–	$–
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Net Assets
December 31, 2025
	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
Investments at market value	$3,110,565	$1,194,761	$3,387,892	$484,327,638
TOTAL ASSETS	$3,110,565	$1,194,761	$3,387,892	$484,327,638
NET ASSETS
Active Contracts	$3,110,565	$1,194,761	$3,387,892	$482,979,539
Payout Contracts	$–	$–	$–	$1,348,099
TOTAL NET ASSETS	$3,110,565	$1,194,761	$3,387,892	$484,327,638
INVESTMENTS
Cost of investments	$2,972,671	$1,124,640	$3,388,196	$428,850,822
Unrealized appreciation (depreciation) on investments	$137,894	$70,121	$(304)	$55,476,816
Number of shares in underlying mutual funds	291,524	62,651	313,694	23,499,641
Total Net Assets Represented by:
Number of units outstanding:
M&E Rate .0000	–	–	–	3,602
M&E Rate .0029	–	–	–	42,916
M&E Rate .0039	–	–	–	17,627
M&E Rate .0095	–	–	–	170,888
M&E Rate .0125	268,709	30,613	279,484	9,416,418
M&E Rate .0145	–	–	–	48,943
M&E Rate .0155	–	–	–	15,965
M&E Rate .0165	–	–	–	33,915
Retired Payout	–	–	–	65,410
Total Units	268,709	30,613	279,484	9,815,685
Accumulation Unit Value (Net assets divided by units outstanding)
M&E Rate .0000	$–	$–	$–	$67.80
M&E Rate .0029	$–	$–	$–	$40.05
M&E Rate .0039	$–	$–	$–	$39.61
M&E Rate .0095	$–	$–	$–	$53.47
M&E Rate .0125	$11.58	$39.03	$12.12	$49.59
M&E Rate .0145	$–	$–	$–	$43.73
M&E Rate .0155	$–	$–	$–	$42.90
M&E Rate .0165	$–	$–	$–	$42.07
Retired Payout	$–	$–	$–	$20.61
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
INVESTMENT INCOME
Dividend income distribution	$–	$1,359	$261,659	$87,736	$232,402	$283,742	$14,772	$161,814
Investment Income	–	1,359	261,659	87,736	232,402	283,742	14,772	161,814
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	254,875	–	5,491,473	–	672,778	42,233	727,729
Net realized gain (loss) on investments	(5,316)	(1,325,899)	(111,111)	3,826,595	(266,965)	(17,801)	(22,619)	670,885
Net change in unrealized appreciation (depreciation) on investments	44,847	2,902,102	252,377	2,966,629	2,159,096	276,759	233,618	2,783,751
Net gain (loss) on investments	39,531	1,831,078	141,267	12,284,698	1,892,131	931,736	253,232	4,182,364
EXPENSES
Mortality and expense risk charge (Note 3)	(3,099)	(433,939)	(67,136)	(828,522)	(89,958)	(131,829)	(13,101)	(215,847)
Total Expenses	(3,099)	(433,939)	(67,136)	(828,522)	(89,958)	(131,829)	(13,101)	(215,847)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,432	$1,398,499	$335,790	$11,543,912	$2,034,576	$1,083,649	$254,903	$4,128,332
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
INVESTMENT INCOME
Dividend income distribution	$90,522	$444,126	$136,011	$133,744	$1,865,896	$3,081,778	$283,206	$–
Investment Income	90,522	444,126	136,011	133,744	1,865,896	3,081,778	283,206	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	344,319	2,430,852	5,145	4,820	14,203,860	18,553,088	928,989	145,170
Net realized gain (loss) on investments	1,678	1,096,787	(29,555)	(44,374)	295,551	4,133,171	79,718	(218,749)
Net change in unrealized appreciation (depreciation) on investments	417,210	1,567,101	64,906	82,794	(8,956,904)	(7,064,135)	574,917	250,857
Net gain (loss) on investments	763,207	5,094,740	40,495	43,240	5,542,507	15,622,124	1,583,625	177,279
EXPENSES
Mortality and expense risk charge (Note 3)	(65,760)	(430,140)	(25,327)	(24,571)	(1,785,633)	(3,481,171)	(208,852)	(25,949)
Total Expenses	(65,760)	(430,140)	(25,327)	(24,571)	(1,785,633)	(3,481,171)	(208,852)	(25,949)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$787,969	$5,108,726	$151,179	$152,414	$5,622,769	$15,222,731	$1,657,979	$151,329
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$18,525	$48,402	$23,453	$29,873	$333,881	$52,985	$33,575	$700,831
Investment Income	18,525	48,402	23,453	29,873	333,881	52,985	33,575	700,831
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	83,812	64,842	49,973	39,377	525,967	123,240	91,971	1,925,241
Net realized gain (loss) on investments	56,157	(59,239)	(48,486)	(7,778)	338,317	17,389	(9,531)	806,940
Net change in unrealized appreciation (depreciation) on investments	(57,758)	134,751	80,984	92,737	780,383	147,141	138,042	1,988,263
Net gain (loss) on investments	82,211	140,353	82,471	124,336	1,644,667	287,770	220,482	4,720,444
EXPENSES
Mortality and expense risk charge (Note 3)	(12,337)	(20,521)	(10,712)	(14,179)	(181,037)	(30,494)	(20,545)	(442,624)
Total Expenses	(12,337)	(20,521)	(10,712)	(14,179)	(181,037)	(30,494)	(20,545)	(442,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,399	$168,235	$95,213	$140,030	$1,797,511	$310,261	$233,512	$4,978,650
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
INVESTMENT INCOME
Dividend income distribution	$13,317	$19,261	$361,475	$3,647	$2,387	$15,012	$211	$7,916
Investment Income	13,317	19,261	361,475	3,647	2,387	15,012	211	7,916
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	49,057	79,517	1,895,078	18,719	10,785	71,107	929	41,790
Net realized gain (loss) on investments	9,240	14,418	896,995	15,160	575	15,683	(8)	3,849
Net change in unrealized appreciation (depreciation) on investments	59,973	109,960	2,032,477	11,518	17,581	109,903	1,340	60,474
Net gain (loss) on investments	118,269	203,894	4,824,549	45,397	28,941	196,694	2,260	106,113
EXPENSES
Mortality and expense risk charge (Note 3)	(9,499)	(15,520)	(359,841)	(3,363)	(2,168)	(15,322)	(171)	(7,793)
Total Expenses	(9,499)	(15,520)	(359,841)	(3,363)	(2,168)	(15,322)	(171)	(7,793)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$122,088	$207,635	$4,826,183	$45,681	$29,161	$196,383	$2,300	$106,236
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
INVESTMENT INCOME
Dividend income distribution	$39,807	$131,142	$292,153	$1,009,135	$777,473	$398,175	$6,830,959	$213,263
Investment Income	39,807	131,142	292,153	1,009,135	777,473	398,175	6,830,959	213,263
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	428	–	–	204,820	439,561	576,813	3,924,402	–
Net realized gain (loss) on investments	(44,945)	(35,063)	41,978	(393,136)	572,269	468,309	51,026,504	503
Net change in unrealized appreciation (depreciation) on investments	134,383	235,447	1,193,037	6,214,399	5,315,834	4,239,548	58,290,356	138,412
Net gain (loss) on investments	89,867	200,383	1,235,015	6,026,082	6,327,664	5,284,670	113,241,262	138,915
EXPENSES
Mortality and expense risk charge (Note 3)	(17,126)	(43,779)	(141,700)	(600,009)	(556,327)	(394,539)	(9,168,223)	(65,330)
Total Expenses	(17,126)	(43,779)	(141,700)	(600,009)	(556,327)	(394,539)	(9,168,223)	(65,330)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,547	$287,746	$1,385,468	$6,435,208	$6,548,811	$5,288,307	$110,903,998	$286,848
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A
INVESTMENT INCOME
Dividend income distribution	$1,216,731	$991,947	$363,647	$1,397,349	$–	$–	$2,368	$35,554
Investment Income	1,216,731	991,947	363,647	1,397,349	–	–	2,368	35,554
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	6,458,619	8,506	–	5,184	9,397	67,569	387,594
Net realized gain (loss) on investments	(589,478)	3,404,564	(367,139)	–	2,139	2,954	(7,097)	(162,023)
Net change in unrealized appreciation (depreciation) on investments	1,762,056	2,206,771	544,653	–	80,351	47,844	28,255	195,952
Net gain (loss) on investments	1,172,578	12,069,953	186,021	–	87,674	60,196	88,727	421,523
EXPENSES
Mortality and expense risk charge (Note 3)	(434,472)	(897,468)	(235,448)	(412,387)	(7,902)	(6,153)	(14,069)	(49,796)
Total Expenses	(434,472)	(897,468)	(235,448)	(412,387)	(7,902)	(6,153)	(14,069)	(49,796)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,954,837	$12,164,433	$314,220	$984,963	$79,772	$54,042	$77,026	$407,281
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*
INVESTMENT INCOME
Dividend income distribution	$14,017	$265,422	$10,439	$27,053	$5,994	$50,753	$–	$–
Investment Income	14,017	265,422	10,439	27,053	5,994	50,753	–	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	1,668,458	103,124	200,570	52,171	553,056	–	55,804
Net realized gain (loss) on investments	24,268	3,503,899	(60,454)	36,006	2,075	229,417	(127,352)	(596)
Net change in unrealized appreciation (depreciation) on investments	986,124	2,484,584	15,582	407,140	(24,781)	(507,700)	716,381	(64,205)
Net gain (loss) on investments	1,010,391	7,656,941	58,251	643,716	29,465	274,773	589,029	(8,997)
EXPENSES
Mortality and expense risk charge (Note 3)	(89,747)	(725,474)	(13,206)	(44,135)	(7,416)	(74,526)	(54,353)	(2,018)
Total Expenses	(89,747)	(725,474)	(13,206)	(44,135)	(7,416)	(74,526)	(54,353)	(2,018)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$934,661	$7,196,889	$55,485	$626,634	$28,043	$251,000	$534,676	$(11,016)
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
INVESTMENT INCOME
Dividend income distribution	$95,843	$–	$27,649	$639,897	$51,127	$–	$42,989	$–
Investment Income	95,843	–	27,649	639,897	51,127	–	42,989	–
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	1,230,823	520,673	–	452,335	–	8,271,497	–	1,695,938
Net realized gain (loss) on investments	14,242	51,548	(42,394)	409,009	(26,812)	1,065,960	(48,208)	(190,814)
Net change in unrealized appreciation (depreciation) on investments	56,672	384,893	1,249,802	3,474,799	90,795	(128,120)	126,853	(987,231)
Net gain (loss) on investments	1,301,737	957,114	1,207,408	4,336,142	63,984	9,209,336	78,645	517,893
EXPENSES
Mortality and expense risk charge (Note 3)	(149,177)	(65,561)	(53,339)	(445,479)	(26,022)	(751,314)	(15,959)	(190,274)
Total Expenses	(149,177)	(65,561)	(53,339)	(445,479)	(26,022)	(751,314)	(15,959)	(190,274)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,248,403	$891,554	$1,181,718	$4,530,561	$89,089	$8,458,023	$105,675	$327,619
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$162,801	$108,855	$52,587	$239,095	$–	$–	$3,324,280	$1,032,701
Investment Income	162,801	108,855	52,587	239,095	–	–	3,324,280	1,032,701
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	658,758	–	–	–	–	–
Net realized gain (loss) on investments	(161,598)	212,680	168,670	(58,083)	(4,097)	(156,206)	3,027,395	630,640
Net change in unrealized appreciation (depreciation) on investments	247,757	1,032,016	(342,307)	139,393	29,370	610,837	39,643,992	6,910,689
Net gain (loss) on investments	86,159	1,244,696	485,120	81,311	25,273	454,631	42,671,387	7,541,329
EXPENSES
Mortality and expense risk charge (Note 3)	(45,558)	(61,667)	(74,617)	(53,235)	(2,173)	(38,459)	(3,336,716)	(359,763)
Total Expenses	(45,558)	(61,667)	(74,617)	(53,235)	(2,173)	(38,459)	(3,336,716)	(359,763)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$203,401	$1,291,883	$463,090	$267,170	$23,099	$416,172	$42,658,951	$8,214,267
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
INVESTMENT INCOME
Dividend income distribution	$304,983	$544,222	$810,941	$1,299,507	$31,896	$442,820	$342,430	$640,337
Investment Income	304,983	544,222	810,941	1,299,507	31,896	442,820	342,430	640,337
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	–	–	–	2,372,272	–	1,782,494	–
Net realized gain (loss) on investments	135,458	719,648	–	(74,055)	125,647	35,061	295,265	333,113
Net change in unrealized appreciation (depreciation) on investments	1,797,823	3,808,860	–	624,627	(1,170,713)	(132,885)	(681,365)	3,201,191
Net gain (loss) on investments	1,933,281	4,528,508	–	550,573	1,327,206	(97,824)	1,396,394	3,534,304
EXPENSES
Mortality and expense risk charge (Note 3)	(125,160)	(550,628)	(245,766)	(257,149)	(194,338)	(142,914)	(201,096)	(553,305)
Total Expenses	(125,160)	(550,628)	(245,766)	(257,149)	(194,338)	(142,914)	(201,096)	(553,305)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,113,104	$4,522,102	$565,175	$1,592,931	$1,164,763	$202,081	$1,537,728	$3,621,337
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND
INVESTMENT INCOME
Dividend income distribution	$275,655	$882,686	$1,748,783	$1,740,304	$1,602,315	$1,158,900	$1,261,007	$278,049
Investment Income	275,655	882,686	1,748,783	1,740,304	1,602,315	1,158,900	1,261,007	278,049
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	402,874	1,303,574	896,139	339,549	313,606	177,108	–	–
Net realized gain (loss) on investments	(532,928)	(486,226)	696,500	493,700	369,050	665,342	596,151	40,742
Net change in unrealized appreciation (depreciation) on investments	855,958	2,419,632	5,729,086	7,711,884	8,500,311	6,823,548	8,690,411	1,870,539
Net gain (loss) on investments	725,904	3,236,981	7,321,725	8,545,133	9,182,966	7,665,999	9,286,562	1,911,281
EXPENSES
Mortality and expense risk charge (Note 3)	(109,587)	(376,107)	(750,439)	(787,070)	(777,994)	(599,279)	(670,066)	(137,935)
Total Expenses	(109,587)	(376,107)	(750,439)	(787,070)	(777,994)	(599,279)	(670,066)	(137,935)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$891,972	$3,743,560	$8,320,069	$9,498,367	$10,007,287	$8,225,620	$9,877,503	$2,051,395
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO
INVESTMENT INCOME
Dividend income distribution	$316,917	$480,164	$1,072,928	$178,423	$159,233	$15,222	$60,753	$34,309
Investment Income	316,917	480,164	1,072,928	178,423	159,233	15,222	60,753	34,309
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	236,738	–	343,789	9,707	102,592	242,033	21,968
Net realized gain (loss) on investments	75,961	(193,514)	(422,754)	764,423	(116,223)	(137,004)	73,925	(1,578)
Net change in unrealized appreciation (depreciation) on investments	2,154,264	1,007,021	1,229,135	1,502,021	232,877	349,805	170,263	(14,662)
Net gain (loss) on investments	2,230,225	1,050,244	806,381	2,610,232	126,361	315,393	486,221	5,728
EXPENSES
Mortality and expense risk charge (Note 3)	(160,391)	(178,275)	(343,105)	(207,561)	(65,140)	(23,027)	(61,504)	(16,191)
Total Expenses	(160,391)	(178,275)	(343,105)	(207,561)	(65,140)	(23,027)	(61,504)	(16,191)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,386,751	$1,352,134	$1,536,204	$2,581,094	$220,454	$307,588	$485,470	$23,846
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statement of Operations
For the year ended December 31, 2025
	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
INVESTMENT INCOME
Dividend income distribution	$114,730	$4,749	$122,738	$14,817,977
Investment Income	114,730	4,749	122,738	14,817,977
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital gain distribution	–	67,511	–	14,474,408
Net realized gain (loss) on investments	13,684	11,008	(107,140)	(285,239)
Net change in unrealized appreciation (depreciation) on investments	66,460	(13,778)	221,036	46,464,356
Net gain (loss) on investments	80,143	64,741	113,896	60,653,526
EXPENSES
Mortality and expense risk charge (Note 3)	(37,177)	(12,647)	(43,938)	(5,791,554)
Total Expenses	(37,177)	(12,647)	(43,938)	(5,791,554)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$157,696	$56,842	$192,696	$69,679,950
* Janus Henderson Global Technology and Innovation Fund Class I became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson Global Technology and Innovation Fund Class S became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Neuberger Genesis Fund Advisor Class became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$1,359	$261,659	$87,736	$232,402	$283,742	$14,772	$161,814
Capital gain distribution	–	254,875	–	5,491,473	–	672,778	42,233	727,729
Net realized gain (loss) on investments	(5,316)	(1,325,899)	(111,111)	3,826,595	(266,965)	(17,801)	(22,619)	670,885
Net change in unrealized appreciation (depreciation) on investments	44,847	2,902,102	252,377	2,966,629	2,159,096	276,759	233,618	2,783,751
Mortality and expense risk charge (Note 3)	(3,099)	(433,939)	(67,136)	(828,522)	(89,958)	(131,829)	(13,101)	(215,847)
Net increase (decrease) in net assets resulting from operations	36,432	1,398,499	335,790	11,543,912	2,034,576	1,083,649	254,903	4,128,332
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	940	937,134	1,156,995	2,184,363	2,193,878	546,415	114,373	865,744
Net transfer from (to) fixed accumulation account	(263)	(950,533)	350,290	(3,048,609)	385,474	(224,527)	(19,266)	(924,764)
Transfer between funds	(1,720)	(425,584)	150,167	1,002,418	1,035,332	345,079	13,879	28,647
Payments to contract owners	(4,504)	(2,599,152)	(679,216)	(6,617,032)	(548,514)	(1,096,656)	(106,350)	(1,231,571)
Annual maintenance charge (Note 3)	(117)	(1,774)	(4,036)	(20,834)	(5,008)	(2,047)	(293)	(1,777)
Surrender charges (Note 3)	–	(526)	–	(1,863)	–	(462)	–	(453)
Mortality guarantee adjustment	–	2,551	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(5,665)	(3,037,884)	974,200	(6,501,557)	3,061,162	(432,200)	2,343	(1,264,173)
TOTAL INCREASE (DECREASE) IN NET ASSETS	30,767	(1,639,385)	1,309,990	5,042,355	5,095,738	651,449	257,246	2,864,159
Net Assets:
Beginning of year	$234,477	$36,958,287	$4,736,244	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
End of year	$265,244	$35,318,902	$6,046,234	$71,256,270	$9,963,029	$11,573,052	$1,194,934	$19,089,085
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$90,522	$444,126	$136,011	$133,744	$1,865,896	$3,081,778	$283,206	$–
Capital gain distribution	344,319	2,430,852	5,145	4,820	14,203,860	18,553,088	928,989	145,170
Net realized gain (loss) on investments	1,678	1,096,787	(29,555)	(44,374)	295,551	4,133,171	79,718	(218,749)
Net change in unrealized appreciation (depreciation) on investments	417,210	1,567,101	64,906	82,794	(8,956,904)	(7,064,135)	574,917	250,857
Mortality and expense risk charge (Note 3)	(65,760)	(430,140)	(25,327)	(24,571)	(1,785,633)	(3,481,171)	(208,852)	(25,949)
Net increase (decrease) in net assets resulting from operations	787,969	5,108,726	151,179	152,414	5,622,769	15,222,731	1,657,979	151,329
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	840,286	1,432,028	388,165	74,265	3,492,306	6,613,546	3,405,335	146,169
Net transfer from (to) fixed accumulation account	(73,220)	(1,031,460)	(53,393)	(61,839)	(3,896,174)	(5,968,954)	(168,551)	(124,501)
Transfer between funds	146,828	871,638	371,889	333,845	1,559,741	1,356,228	546,578	(67,917)
Payments to contract owners	(645,804)	(4,077,920)	(340,956)	(282,473)	(11,662,298)	(21,434,837)	(1,607,386)	(113,387)
Annual maintenance charge (Note 3)	(1,571)	(5,502)	(593)	(150)	(6,462)	(19,787)	(9,461)	(40)
Surrender charges (Note 3)	–	(1,839)	–	(34)	(424)	(1,232)	–	(11)
Mortality guarantee adjustment	–	–	–	–	(13,361)	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	266,517	(2,813,054)	365,111	63,614	(10,526,673)	(19,455,037)	2,166,514	(159,687)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,054,486	2,295,672	516,291	216,028	(4,903,904)	(4,232,307)	3,824,494	(8,358)
Net Assets:
Beginning of year	$4,874,955	$34,511,565	$1,853,437	$1,968,744	$153,288,007	$290,314,394	$15,294,022	$2,164,369
End of year	$5,929,441	$36,807,237	$2,369,728	$2,184,772	$148,384,104	$286,082,087	$19,118,516	$2,156,011
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$18,525	$48,402	$23,453	$29,873	$333,881	$52,985	$33,575	$700,831
Capital gain distribution	83,812	64,842	49,973	39,377	525,967	123,240	91,971	1,925,241
Net realized gain (loss) on investments	56,157	(59,239)	(48,486)	(7,778)	338,317	17,389	(9,531)	806,940
Net change in unrealized appreciation (depreciation) on investments	(57,758)	134,751	80,984	92,737	780,383	147,141	138,042	1,988,263
Mortality and expense risk charge (Note 3)	(12,337)	(20,521)	(10,712)	(14,179)	(181,037)	(30,494)	(20,545)	(442,624)
Net increase (decrease) in net assets resulting from operations	88,399	168,235	95,213	140,030	1,797,511	310,261	233,512	4,978,650
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	87,872	41,469	17,584	74,754	719,765	847,170	18,160	2,035,884
Net transfer from (to) fixed accumulation account	(4,754)	(52,253)	(2,124)	(22,230)	(717,612)	(15,710)	(80,514)	(763,759)
Transfer between funds	162,917	163,781	(58,121)	(77,318)	112,330	(109,771)	674	1,013,235
Payments to contract owners	(157,089)	(132,413)	(158,015)	(78,590)	(1,569,055)	(719,031)	(226,177)	(2,914,441)
Annual maintenance charge (Note 3)	(267)	(475)	(343)	(770)	(3,800)	(922)	(672)	(9,360)
Surrender charges (Note 3)	–	(19)	–	–	(1,625)	–	–	(5,273)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	88,679	20,090	(201,019)	(104,153)	(1,459,997)	1,736	(288,529)	(643,714)
TOTAL INCREASE (DECREASE) IN NET ASSETS	177,079	188,325	(105,806)	35,877	337,514	311,998	(55,018)	4,334,936
Net Assets:
Beginning of year	$933,565	$1,656,212	$964,369	$1,155,396	$14,364,088	$1,939,609	$1,685,207	$33,733,850
End of year	$1,110,644	$1,844,537	$858,563	$1,191,273	$14,701,602	$2,251,607	$1,630,189	$38,068,786
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$13,317	$19,261	$361,475	$3,647	$2,387	$15,012	$211	$7,916
Capital gain distribution	49,057	79,517	1,895,078	18,719	10,785	71,107	929	41,790
Net realized gain (loss) on investments	9,240	14,418	896,995	15,160	575	15,683	(8)	3,849
Net change in unrealized appreciation (depreciation) on investments	59,973	109,960	2,032,477	11,518	17,581	109,903	1,340	60,474
Mortality and expense risk charge (Note 3)	(9,499)	(15,520)	(359,841)	(3,363)	(2,168)	(15,322)	(171)	(7,793)
Net increase (decrease) in net assets resulting from operations	122,088	207,635	4,826,183	45,681	29,161	196,383	2,300	106,236
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	21,717	92,120	1,689,074	1,030	3,600	57,108	1,800	3,940
Net transfer from (to) fixed accumulation account	(7,954)	14,382	(488,499)	(377)	3	(108)	(21)	(198)
Transfer between funds	10,329	(2,098)	664,121	(680)	(1,116)	193,901	–	86,388
Payments to contract owners	(33,205)	(28,217)	(1,958,645)	(57,092)	–	(42,839)	–	(23,694)
Annual maintenance charge (Note 3)	(526)	(478)	(13,973)	(477)	(63)	(150)	(141)	(25)
Surrender charges (Note 3)	–	–	(3,775)	–	–	(93)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(9,640)	75,709	(111,697)	(57,597)	2,425	207,820	1,638	66,410
TOTAL INCREASE (DECREASE) IN NET ASSETS	112,448	283,343	4,714,486	(11,916)	31,586	404,203	3,938	172,646
Net Assets:
Beginning of year	$699,264	$1,130,778	$26,782,971	$280,649	$157,669	$1,013,061	$11,687	$545,801
End of year	$811,712	$1,414,122	$31,497,457	$268,733	$189,255	$1,417,264	$15,625	$718,447
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$39,807	$131,142	$292,153	$1,009,135	$777,473	$398,175	$6,830,959	$213,263
Capital gain distribution	428	–	–	204,820	439,561	576,813	3,924,402	–
Net realized gain (loss) on investments	(44,945)	(35,063)	41,978	(393,136)	572,269	468,309	51,026,504	503
Net change in unrealized appreciation (depreciation) on investments	134,383	235,447	1,193,037	6,214,399	5,315,834	4,239,548	58,290,356	138,412
Mortality and expense risk charge (Note 3)	(17,126)	(43,779)	(141,700)	(600,009)	(556,327)	(394,539)	(9,168,223)	(65,330)
Net increase (decrease) in net assets resulting from operations	112,547	287,746	1,385,468	6,435,208	6,548,811	5,288,307	110,903,998	286,848
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	43,093	91,662	358,362	2,160,921	1,963,431	1,602,342	14,510,213	1,157,720
Net transfer from (to) fixed accumulation account	(1,780)	(133,271)	(113,533)	(1,601,176)	(1,449,438)	(1,264,332)	(22,792,752)	457,115
Transfer between funds	7,325	(86,897)	(83,893)	(774,665)	(1,949,222)	(2,275,733)	(2,639,421)	543,829
Payments to contract owners	(509,838)	(296,957)	(1,239,347)	(3,737,281)	(2,879,495)	(2,132,722)	(59,462,776)	(346,531)
Annual maintenance charge (Note 3)	(816)	(1,304)	(5,376)	(22,511)	(18,747)	(13,088)	(159,636)	(2,355)
Surrender charges (Note 3)	–	(65)	(71)	(1,506)	(259)	(1,133)	(3,664)	–
Mortality guarantee adjustment	–	–	–	–	–	–	3,434	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(462,016)	(426,833)	(1,083,858)	(3,976,218)	(4,333,729)	(4,084,665)	(70,544,602)	1,809,777
TOTAL INCREASE (DECREASE) IN NET ASSETS	(349,468)	(139,087)	301,610	2,458,990	2,215,082	1,203,642	40,359,396	2,096,625
Net Assets:
Beginning of year	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
End of year	$1,167,608	$3,791,686	$11,969,525	$50,460,116	$47,165,617	$32,900,685	$777,554,711	$6,487,123
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A
OPERATIONS
Investment Income	$1,216,731	$991,947	$363,647	$1,397,349	$–	$–	$2,368	$35,554
Capital gain distribution	–	6,458,619	8,506	–	5,184	9,397	67,569	387,594
Net realized gain (loss) on investments	(589,478)	3,404,564	(367,139)	–	2,139	2,954	(7,097)	(162,023)
Net change in unrealized appreciation (depreciation) on investments	1,762,056	2,206,771	544,653	–	80,351	47,844	28,255	195,952
Mortality and expense risk charge (Note 3)	(434,472)	(897,468)	(235,448)	(412,387)	(7,902)	(6,153)	(14,069)	(49,796)
Net increase (decrease) in net assets resulting from operations	1,954,837	12,164,433	314,220	984,963	79,772	54,042	77,026	407,281
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,283,756	2,117,979	818,995	2,506,281	1,242,976	22,325	719,756	209,121
Net transfer from (to) fixed accumulation account	(750,525)	(1,692,959)	(498,630)	(1,497,602)	(32,020)	6,348	58,011	(210,200)
Transfer between funds	2,451,069	(1,348,031)	200,519	3,595,689	1,309,302	1,511,048	700,080	271,547
Payments to contract owners	(3,936,664)	(5,487,277)	(1,600,815)	(4,486,640)	(21,913)	(38,665)	(158,332)	(299,174)
Annual maintenance charge (Note 3)	(6,106)	(4,940)	(1,511)	(4,470)	(281)	(50)	(261)	(271)
Surrender charges (Note 3)	(1,206)	(654)	(900)	(229)	–	–	–	(272)
Mortality guarantee adjustment	55	(11,323)	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(959,621)	(6,427,205)	(1,082,342)	113,030	2,498,064	1,501,006	1,319,254	(29,249)
TOTAL INCREASE (DECREASE) IN NET ASSETS	995,216	5,737,228	(768,122)	1,097,993	2,577,836	1,555,048	1,396,280	378,032
Net Assets:
Beginning of year	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$–	$–	$619,452	$4,122,886
End of year	$35,779,546	$72,808,771	$18,893,998	$33,301,961	$2,577,836	$1,555,048	$2,015,732	$4,500,918
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	NEUBERGER GENESIS FUND ADVISOR CLASS*
OPERATIONS
Investment Income	$14,017	$265,422	$10,439	$27,053	$5,994	$50,753	$–	$–
Capital gain distribution	–	1,668,458	103,124	200,570	52,171	553,056	–	55,804
Net realized gain (loss) on investments	24,268	3,503,899	(60,454)	36,006	2,075	229,417	(127,352)	(596)
Net change in unrealized appreciation (depreciation) on investments	986,124	2,484,584	15,582	407,140	(24,781)	(507,700)	716,381	(64,205)
Mortality and expense risk charge (Note 3)	(89,747)	(725,474)	(13,206)	(44,135)	(7,416)	(74,526)	(54,353)	(2,018)
Net increase (decrease) in net assets resulting from operations	934,661	7,196,889	55,485	626,634	28,043	251,000	534,676	(11,016)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	293,057	1,191,341	92,130	138,110	61,017	301,301	712,588	223,211
Net transfer from (to) fixed accumulation account	(309,522)	(2,307,927)	(36,177)	(143,332)	(6,592)	(368,363)	99,134	45,373
Transfer between funds	(239,884)	(214,309)	38,526	230,603	11,930	(134,603)	216,992	204,900
Payments to contract owners	(804,643)	(4,790,080)	(72,076)	(297,588)	(73,605)	(452,709)	(327,147)	(12,231)
Annual maintenance charge (Note 3)	(813)	(5,885)	(316)	(50)	(225)	(207)	(4,945)	(13)
Surrender charges (Note 3)	(153)	(286)	–	(17)	–	(425)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(1,061,958)	(6,127,145)	22,088	(72,274)	(7,474)	(655,006)	696,623	461,240
TOTAL INCREASE (DECREASE) IN NET ASSETS	(127,297)	1,069,743	77,573	554,360	20,569	(404,006)	1,231,299	450,224
Net Assets:
Beginning of year	$7,749,818	$59,460,294	$1,064,529	$3,194,499	$593,850	$6,429,041	$3,628,742	$–
End of year	$7,622,521	$60,530,037	$1,142,102	$3,748,859	$614,419	$6,025,035	$4,860,041	$450,224
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
OPERATIONS
Investment Income	$95,843	$–	$27,649	$639,897	$51,127	$–	$42,989	$–
Capital gain distribution	1,230,823	520,673	–	452,335	–	8,271,497	–	1,695,938
Net realized gain (loss) on investments	14,242	51,548	(42,394)	409,009	(26,812)	1,065,960	(48,208)	(190,814)
Net change in unrealized appreciation (depreciation) on investments	56,672	384,893	1,249,802	3,474,799	90,795	(128,120)	126,853	(987,231)
Mortality and expense risk charge (Note 3)	(149,177)	(65,561)	(53,339)	(445,479)	(26,022)	(751,314)	(15,959)	(190,274)
Net increase (decrease) in net assets resulting from operations	1,248,403	891,554	1,181,718	4,530,561	89,089	8,458,023	105,675	327,619
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,632,626	969,369	370,921	6,886,880	190,458	10,187,746	59,498	1,767,027
Net transfer from (to) fixed accumulation account	239,196	(50,551)	(51,809)	546,949	(9,421)	311,533	(6,706)	(94,699)
Transfer between funds	566,025	171,554	(19,248)	2,127,496	144,660	1,362,766	39,270	(32,159)
Payments to contract owners	(889,867)	(394,883)	(378,784)	(2,963,975)	(230,963)	(4,624,860)	(158,304)	(1,308,003)
Annual maintenance charge (Note 3)	(10,897)	(2,031)	(3,852)	(24,806)	(1,781)	(60,010)	(706)	(15,160)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,537,084	693,458	(82,772)	6,572,544	92,953	7,177,176	(66,948)	317,006
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,785,487	1,585,011	1,098,945	11,103,105	182,042	15,635,198	38,727	644,625
Net Assets:
Beginning of year	$10,565,007	$4,649,557	$3,802,270	$30,854,817	$1,999,036	$53,958,382	$1,209,783	$15,244,026
End of year	$14,350,494	$6,234,568	$4,901,215	$41,957,922	$2,181,078	$69,593,580	$1,248,510	$15,888,651
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$162,801	$108,855	$52,587	$239,095	$–	$–	$3,324,280	$1,032,701
Capital gain distribution	–	–	658,758	–	–	–	–	–
Net realized gain (loss) on investments	(161,598)	212,680	168,670	(58,083)	(4,097)	(156,206)	3,027,395	630,640
Net change in unrealized appreciation (depreciation) on investments	247,757	1,032,016	(342,307)	139,393	29,370	610,837	39,643,992	6,910,689
Mortality and expense risk charge (Note 3)	(45,558)	(61,667)	(74,617)	(53,235)	(2,173)	(38,459)	(3,336,716)	(359,763)
Net increase (decrease) in net assets resulting from operations	203,401	1,291,883	463,090	267,170	23,099	416,172	42,658,951	8,214,267
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	194,825	467,750	911,244	490,484	3,416	189,898	47,319,404	3,280,350
Net transfer from (to) fixed accumulation account	(97,445)	57,059	145,875	(29,999)	20	(221,304)	3,997,847	250,902
Transfer between funds	130,396	(124,560)	172,384	126,752	9,132	31,372	9,932,415	(390,170)
Payments to contract owners	(586,791)	(562,966)	(501,705)	(421,003)	(17,458)	(252,687)	(19,928,728)	(2,179,046)
Annual maintenance charge (Note 3)	(2,175)	(4,147)	(5,361)	(2,433)	(42)	(485)	(230,646)	(17,905)
Surrender charges (Note 3)	–	–	–	–	–	(102)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(361,189)	(166,863)	722,437	163,802	(4,932)	(253,307)	41,090,292	944,130
TOTAL INCREASE (DECREASE) IN NET ASSETS	(157,788)	1,125,020	1,185,527	430,973	18,168	162,866	83,749,243	9,158,397
Net Assets:
Beginning of year	$3,756,918	$4,293,156	$5,543,150	$4,056,384	$152,866	$3,057,128	$230,636,507	$23,807,124
End of year	$3,599,130	$5,418,175	$6,728,677	$4,487,357	$171,033	$3,219,994	$314,385,750	$32,965,521
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
OPERATIONS
Investment Income	$304,983	$544,222	$810,941	$1,299,507	$31,896	$442,820	$342,430	$640,337
Capital gain distribution	–	–	–	–	2,372,272	–	1,782,494	–
Net realized gain (loss) on investments	135,458	719,648	–	(74,055)	125,647	35,061	295,265	333,113
Net change in unrealized appreciation (depreciation) on investments	1,797,823	3,808,860	–	624,627	(1,170,713)	(132,885)	(681,365)	3,201,191
Mortality and expense risk charge (Note 3)	(125,160)	(550,628)	(245,766)	(257,149)	(194,338)	(142,914)	(201,096)	(553,305)
Net increase (decrease) in net assets resulting from operations	2,113,104	4,522,102	565,175	1,592,931	1,164,763	202,081	1,537,728	3,621,337
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,368,880	6,594,845	8,625,642	3,255,898	1,015,770	1,092,790	2,350,373	7,036,466
Net transfer from (to) fixed accumulation account	209,012	806,811	145,899	22,245	(120,596)	23,374	147,090	1,400,975
Transfer between funds	6,213	2,168,940	(1,545,330)	2,043,196	(291,879)	552,956	801,358	2,673,389
Payments to contract owners	(691,261)	(2,962,739)	(3,789,582)	(1,394,187)	(1,423,994)	(1,066,336)	(1,481,438)	(2,770,550)
Annual maintenance charge (Note 3)	(7,723)	(28,989)	(7,987)	(12,705)	(13,368)	(8,011)	(11,981)	(31,680)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	885,121	6,578,868	3,428,642	3,914,447	(834,067)	594,774	1,805,402	8,308,601
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,998,225	11,100,970	3,993,817	5,507,377	330,696	796,855	3,343,130	11,929,938
Net Assets:
Beginning of year	$8,437,274	$39,508,263	$17,150,735	$18,392,124	$15,642,963	$10,995,577	$14,656,069	$39,516,082
End of year	$11,435,499	$50,609,233	$21,144,552	$23,899,502	$15,973,659	$11,792,432	$17,999,199	$51,446,020
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND
OPERATIONS
Investment Income	$275,655	$882,686	$1,748,783	$1,740,304	$1,602,315	$1,158,900	$1,261,007	$278,049
Capital gain distribution	402,874	1,303,574	896,139	339,549	313,606	177,108	–	–
Net realized gain (loss) on investments	(532,928)	(486,226)	696,500	493,700	369,050	665,342	596,151	40,742
Net change in unrealized appreciation (depreciation) on investments	855,958	2,419,632	5,729,086	7,711,884	8,500,311	6,823,548	8,690,411	1,870,539
Mortality and expense risk charge (Note 3)	(109,587)	(376,107)	(750,439)	(787,070)	(777,994)	(599,279)	(670,066)	(137,935)
Net increase (decrease) in net assets resulting from operations	891,972	3,743,560	8,320,069	9,498,367	10,007,287	8,225,620	9,877,503	2,051,395
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	732,238	2,628,673	13,446,896	11,161,627	9,482,542	7,268,849	7,668,628	3,466,027
Net transfer from (to) fixed accumulation account	(212,414)	244,785	(694,452)	866,232	(399,579)	(159,092)	(79,766)	9,129
Transfer between funds	150,384	(746,362)	(837,986)	(414,328)	92,142	293,895	(181,960)	43,775
Payments to contract owners	(1,284,289)	(2,820,613)	(5,134,986)	(3,548,519)	(2,790,224)	(3,323,160)	(2,537,167)	(637,882)
Annual maintenance charge (Note 3)	(4,404)	(19,793)	(51,134)	(72,118)	(84,649)	(82,404)	(111,265)	(41,446)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(618,485)	(713,311)	6,728,338	7,992,894	6,300,233	3,998,088	4,758,470	2,839,602
TOTAL INCREASE (DECREASE) IN NET ASSETS	273,487	3,030,249	15,048,407	17,491,260	16,307,520	12,223,708	14,635,973	4,890,997
Net Assets:
Beginning of year	$8,660,629	$28,718,339	$53,118,796	$55,243,091	$54,998,671	$42,603,480	$46,961,043	$8,800,471
End of year	$8,934,116	$31,748,588	$68,167,203	$72,734,351	$71,306,191	$54,827,188	$61,597,016	$13,691,468
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO
OPERATIONS
Investment Income	$316,917	$480,164	$1,072,928	$178,423	$159,233	$15,222	$60,753	$34,309
Capital gain distribution	–	236,738	–	343,789	9,707	102,592	242,033	21,968
Net realized gain (loss) on investments	75,961	(193,514)	(422,754)	764,423	(116,223)	(137,004)	73,925	(1,578)
Net change in unrealized appreciation (depreciation) on investments	2,154,264	1,007,021	1,229,135	1,502,021	232,877	349,805	170,263	(14,662)
Mortality and expense risk charge (Note 3)	(160,391)	(178,275)	(343,105)	(207,561)	(65,140)	(23,027)	(61,504)	(16,191)
Net increase (decrease) in net assets resulting from operations	2,386,751	1,352,134	1,536,204	2,581,094	220,454	307,588	485,470	23,846
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,952,865	1,071,882	3,437,081	3,721,073	468,594	201,256	711,024	379,968
Net transfer from (to) fixed accumulation account	(107,513)	(161,890)	92,278	(116,424)	24,626	(18,656)	(62,493)	460
Transfer between funds	205,860	(26,549)	1,442,707	261,500	587,155	(19,496)	(51,048)	(2,640)
Payments to contract owners	(578,126)	(1,585,409)	(2,621,083)	(2,324,094)	(458,066)	(190,747)	(585,799)	(61,894)
Annual maintenance charge (Note 3)	(50,691)	(7,578)	(15,875)	(5,029)	(2,036)	(510)	(1,509)	(345)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	3,422,396	(709,544)	2,335,108	1,537,027	620,274	(28,154)	10,176	315,550
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,809,147	642,590	3,871,313	4,118,120	840,727	279,434	495,646	339,396
Net Assets:
Beginning of year	$10,002,930	$13,808,397	$25,674,824	$14,892,965	$4,864,047	$1,682,888	$4,660,524	$1,232,592
End of year	$15,812,077	$14,450,987	$29,546,137	$19,011,085	$5,704,774	$1,962,323	$5,156,169	$1,571,988
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2025
	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$114,730	$4,749	$122,738	$14,817,977
Capital gain distribution	–	67,511	–	14,474,408
Net realized gain (loss) on investments	13,684	11,008	(107,140)	(285,239)
Net change in unrealized appreciation (depreciation) on investments	66,460	(13,778)	221,036	46,464,356
Mortality and expense risk charge (Note 3)	(37,177)	(12,647)	(43,938)	(5,791,554)
Net increase (decrease) in net assets resulting from operations	157,696	56,842	192,696	69,679,950
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	571,277	151,235	281,424	11,367,896
Net transfer from (to) fixed accumulation account	(5,574)	(11,038)	(59,156)	(7,199,277)
Transfer between funds	142,995	40,806	112,990	(4,684,154)
Payments to contract owners	(430,285)	(32,301)	(514,013)	(39,041,228)
Annual maintenance charge (Note 3)	(1,396)	(244)	(859)	(142,553)
Surrender charges (Note 3)	–	–	–	–
Mortality guarantee adjustment	–	–	–	(32,263)
Net increase (decrease) in net assets resulting from contract owners; transactions	277,018	148,459	(179,614)	(39,731,579)
TOTAL INCREASE (DECREASE) IN NET ASSETS	434,713	205,301	13,081	29,948,371
Net Assets:
Beginning of year	$2,675,851	$989,460	$3,374,811	$454,379,267
End of year	$3,110,565	$1,194,761	$3,387,892	$484,327,638
* Janus Henderson Global Technology and Innovation Fund Class I became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Janus Henderson Global Technology and Innovation Fund Class S became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
* Neuberger Genesis Fund Advisor Class became available for investment on May 1, 2025 (inception). The Statement of Operations is from May 1,2025 (inception) through December 31, 2025.
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	ALGER MID CAP GROWTH PORTFOLIO I-2	ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	AMERICAN FUNDS IS GROWTH FUND CLASS 4	AMERICAN FUNDS IS INTERNATIONAL GROWTH AND INCOME FUND CLASS 1	AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
OPERATIONS
Investment Income	$–	$–	$189,593	$102,984	$125,987	$204,274	$15,505	$195,679
Capital gain distribution	–	–	–	1,418,290	–	146,175	4,317	79,991
Net realized gain (loss) on investments	(10,245)	(1,631,399)	(103,857)	2,846,961	(251,309)	(98,174)	(7,840)	594,664
Net change in unrealized appreciation (depreciation) on investments	57,307	7,784,254	(47,123)	11,923,244	206,546	1,177,582	47,105	199,814
Mortality and expense risk charge (Note 3)	(2,996)	(454,817)	(51,681)	(743,833)	(50,555)	(127,923)	(11,829)	(209,474)
Net increase (decrease) in net assets resulting from operations	44,066	5,698,038	(13,068)	15,547,646	30,668	1,301,934	47,259	860,674
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	3,688	996,532	1,032,852	1,908,989	1,251,553	442,751	72,318	863,821
Net transfer from (to) fixed accumulation account	(1,672)	(869,673)	231,417	(2,553,953)	63,345	(146,121)	(29,670)	(724,850)
Transfer between funds	(2,217)	(1,641,385)	282,095	3,068,359	542,168	438,919	30,734	(107,721)
Payments to contract owners	(36,003)	(3,491,573)	(545,139)	(6,710,254)	(253,358)	(1,064,429)	(54,285)	(1,619,277)
Annual maintenance charge (Note 3)	(122)	(2,042)	(3,253)	(23,531)	(3,542)	(2,316)	(267)	(1,366)
Surrender charges (Note 3)	–	(2,133)	–	(6,414)	–	(357)	–	(984)
Mortality guarantee adjustment	–	2,645	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(36,326)	(5,007,629)	997,973	(4,316,805)	1,600,166	(331,553)	18,829	(1,590,378)
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,740	690,409	984,904	11,230,841	1,630,834	970,381	66,088	(729,704)
Net Assets:
Beginning of year	$226,737	$36,267,878	$3,751,340	$54,983,074	$3,236,457	$9,951,222	$871,600	$16,954,630
End of year	$234,477	$36,958,287	$4,736,244	$66,213,915	$4,867,291	$10,921,603	$937,688	$16,224,926
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 1	AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	BLACKROCK HIGH YIELD VI FUND CLASS I	BLACKROCK HIGH YIELD VI FUND CLASS III	BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	CALVERT VP SRI BALANCED I PORTFOLIO CLASS 1	CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
OPERATIONS
Investment Income	$82,308	$479,387	$127,889	$127,151	$1,740,668	$3,482,282	$238,305	$–
Capital gain distribution	31,759	275,917	–	–	3,408,903	12,549,781	245,526	74,045
Net realized gain (loss) on investments	(9,421)	497,027	(13,484)	(47,801)	1,467,681	5,087,722	101,092	(350,557)
Net change in unrealized appreciation (depreciation) on investments	640,120	4,461,315	32,812	64,760	5,284,813	15,146,766	1,710,201	376,621
Mortality and expense risk charge (Note 3)	(54,785)	(405,700)	(23,196)	(22,903)	(1,909,447)	(3,633,750)	(165,958)	(28,608)
Net increase (decrease) in net assets resulting from operations	689,981	5,307,946	124,021	121,207	9,992,617	32,632,801	2,129,166	71,500
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	640,365	1,353,128	104,094	86,297	3,720,076	6,801,038	2,527,827	114,216
Net transfer from (to) fixed accumulation account	212,853	(428,410)	1,815	(29,360)	(2,651,752)	(4,708,407)	357,235	(86,658)
Transfer between funds	(13,806)	354,914	11,969	257,437	(1,427,658)	(4,654,363)	621,885	(182,088)
Payments to contract owners	(350,440)	(3,804,786)	(199,996)	(276,005)	(11,210,648)	(20,731,799)	(1,073,098)	(351,452)
Annual maintenance charge (Note 3)	(1,370)	(5,607)	(547)	(175)	(7,912)	(25,223)	(7,348)	(50)
Surrender charges (Note 3)	–	(4,453)	–	(183)	(2,121)	(3,154)	–	(50)
Mortality guarantee adjustment	–	–	–	–	(5,691)	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	487,603	(2,535,214)	(82,665)	38,010	(11,585,706)	(23,321,908)	2,426,501	(506,083)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,177,584	2,772,732	41,356	159,217	(1,593,089)	9,310,893	4,555,666	(434,583)
Net Assets:
Beginning of year	$3,697,371	$31,738,833	$1,812,081	$1,809,527	$154,881,096	$281,003,501	$10,738,356	$2,598,952
End of year	$4,874,955	$34,511,565	$1,853,437	$1,968,744	$153,288,007	$290,314,394	$15,294,022	$2,164,369
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	DFA VA U.S. TARGETED VALUE PORTFOLIO	FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
OPERATIONS
Investment Income	$12,701	$52,140	$27,689	$31,982	$331,854	$43,269	$31,618	$553,838
Capital gain distribution	61,869	58,027	26,404	2,214	27,514	4,173	25,678	472,327
Net realized gain (loss) on investments	26,865	(126,432)	(2,942)	(68,312)	342,026	(32,801)	19,074	685,338
Net change in unrealized appreciation (depreciation) on investments	(32,095)	133,205	18,873	176,131	490,660	144,080	105,455	1,524,391
Mortality and expense risk charge (Note 3)	(10,711)	(22,381)	(12,041)	(18,267)	(181,907)	(23,217)	(21,724)	(406,984)
Net increase (decrease) in net assets resulting from operations	58,629	94,558	57,984	123,748	1,010,146	135,505	160,100	2,828,910
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	41,023	43,450	14,069	166,747	867,694	350,544	162,060	1,965,001
Net transfer from (to) fixed accumulation account	32,386	(238,579)	(4,552)	(140,021)	(295,704)	(82,258)	2,780	(358,764)
Transfer between funds	37,058	(190,507)	(1,676)	(220,467)	(12,088)	(16,244)	33,296	(78,215)
Payments to contract owners	(32,589)	(143,590)	(32,524)	(465,268)	(1,711,898)	(212,425)	(242,988)	(1,592,031)
Annual maintenance charge (Note 3)	(256)	(600)	(455)	(840)	(4,500)	(945)	(666)	(11,099)
Surrender charges (Note 3)	–	(633)	–	–	(3,902)	–	–	(3,686)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	77,622	(530,459)	(25,137)	(659,848)	(1,160,399)	38,671	(45,518)	(78,792)
TOTAL INCREASE (DECREASE) IN NET ASSETS	136,251	(435,901)	32,847	(536,100)	(150,253)	174,176	114,583	2,750,117
Net Assets:
Beginning of year	$797,314	$2,092,113	$931,522	$1,691,496	$14,514,341	$1,765,433	$1,570,624	$30,983,733
End of year	$933,565	$1,656,212	$964,369	$1,155,396	$14,364,088	$1,939,609	$1,685,207	$33,733,850
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
OPERATIONS
Investment Income	$9,845	$14,501	$285,014	$3,807	$1,955	$10,419	$141	$5,295
Capital gain distribution	9,837	17,772	449,215	7,755	2,617	16,694	206	3,048
Net realized gain (loss) on investments	2,207	7,492	567,177	4,429	271	86,391	(13)	2,356
Net change in unrealized appreciation (depreciation) on investments	49,289	88,887	1,832,727	47,424	14,110	(9,905)	1,012	(10,144)
Mortality and expense risk charge (Note 3)	(8,022)	(13,135)	(319,758)	(5,322)	(1,922)	(12,017)	(137)	(2,117)
Net increase (decrease) in net assets resulting from operations	63,156	115,515	2,814,375	58,094	17,031	91,582	1,209	(1,562)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	131,075	56,860	1,691,520	4,640	–	86,442	1,200	1,492
Net transfer from (to) fixed accumulation account	(6,051)	57,042	(126,058)	(588)	(1)	(4,368)	–	35,193
Transfer between funds	14,500	(2,313)	277,594	993	4,346	47,486	–	413,496
Payments to contract owners	–	(4,650)	(1,014,072)	(212,255)	–	(60,356)	–	(3,077)
Annual maintenance charge (Note 3)	(507)	(529)	(15,853)	(569)	(55)	(175)	(105)	–
Surrender charges (Note 3)	–	–	(3,868)	–	–	(492)	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	139,016	106,410	809,263	(207,779)	4,289	68,537	1,095	447,104
TOTAL INCREASE (DECREASE) IN NET ASSETS	202,172	221,925	3,623,639	(149,685)	21,320	160,119	2,304	445,543
Net Assets:
Beginning of year	$497,092	$908,853	$23,159,332	$430,334	$136,349	$852,942	$9,383	$100,258
End of year	$699,264	$1,130,778	$26,782,971	$280,649	$157,669	$1,013,061	$11,687	$545,801
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	FIDELITY VIP INDEX 500 PORTFOLIO SC2	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
OPERATIONS
Investment Income	$59,551	$136,992	$265,707	$924,397	$721,508	$380,300	$7,482,150	$140,340
Capital gain distribution	930	–	–	–	–	–	434,726	–
Net realized gain (loss) on investments	(118,244)	(25,956)	(138,232)	(180,894)	579,028	239,291	43,858,375	(22,332)
Net change in unrealized appreciation (depreciation) on investments	137,306	90,466	855,294	3,628,943	3,400,437	3,002,063	103,327,198	(73,313)
Mortality and expense risk charge (Note 3)	(22,455)	(44,755)	(149,110)	(600,145)	(567,659)	(391,096)	(8,881,910)	(42,270)
Net increase (decrease) in net assets resulting from operations	57,088	156,748	833,659	3,772,301	4,133,314	3,230,558	146,220,539	2,425
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	42,799	158,718	465,606	2,523,389	2,286,105	1,707,455	15,224,575	1,215,320
Net transfer from (to) fixed accumulation account	(52,734)	18,876	(101,722)	(779,099)	(1,334,752)	(876,177)	(15,647,956)	90,173
Transfer between funds	(195,671)	109,669	(245,274)	(816,997)	(1,324,846)	(524,505)	(5,242,281)	528,635
Payments to contract owners	(463,056)	(423,439)	(1,237,299)	(3,852,690)	(4,306,598)	(1,995,531)	(58,253,519)	(243,982)
Annual maintenance charge (Note 3)	(878)	(1,451)	(6,191)	(25,520)	(22,554)	(15,890)	(178,912)	(1,752)
Surrender charges (Note 3)	–	(607)	(2,951)	(3,155)	(3,547)	(3,098)	(9,267)	–
Mortality guarantee adjustment	–	–	–	–	–	–	4,704	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(669,540)	(138,235)	(1,127,830)	(2,954,072)	(4,706,193)	(1,707,746)	(64,102,655)	1,588,392
TOTAL INCREASE (DECREASE) IN NET ASSETS	(612,452)	18,513	(294,171)	818,229	(572,879)	1,522,812	82,117,884	1,590,817
Net Assets:
Beginning of year	$2,129,528	$3,912,260	$11,962,086	$47,182,897	$45,523,414	$30,174,231	$655,077,432	$2,799,681
End of year	$1,517,076	$3,930,773	$11,667,915	$48,001,126	$44,950,535	$31,697,043	$737,195,316	$4,390,498
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	FIDELITY VIP OVERSEAS PORTFOLIO SC2	FIDELITY VIP REAL ESTATE PORTFOLIO SC2	GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTITUTIONAL SHARES	JPMORGAN SMALL CAP VALUE FUND CLASS A	LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS
OPERATIONS
Investment Income	$1,174,219	$987,719	$771,736	$1,393,556	$3,832	$33,495	$11,725	$295,715
Capital gain distribution	–	3,221,898	–	–	19,761	255,984	–	2,504,912
Net realized gain (loss) on investments	(471,408)	3,092,318	(450,020)	–	(16,940)	29,383	(139,401)	3,538,926
Net change in unrealized appreciation (depreciation) on investments	(181,666)	(3,771,434)	928,885	–	68,604	24,301	1,670,693	5,888,214
Mortality and expense risk charge (Note 3)	(429,150)	(890,927)	(245,836)	(338,752)	(6,475)	(50,896)	(95,688)	(719,966)
Net increase (decrease) in net assets resulting from operations	91,995	2,639,573	1,004,765	1,054,804	68,783	292,267	1,447,329	11,507,801
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,559,426	2,227,025	923,428	4,812,803	187,695	210,741	342,789	1,017,003
Net transfer from (to) fixed accumulation account	(665,740)	(1,616,757)	(548,812)	3,871,288	69,740	(26,057)	(61,149)	(1,426,065)
Transfer between funds	1,484,426	(611,823)	(311,540)	3,212,006	(93,256)	(29,546)	(455,223)	125,351
Payments to contract owners	(2,897,867)	(5,467,916)	(1,879,672)	(3,081,064)	(12,792)	(544,530)	(713,982)	(4,512,107)
Annual maintenance charge (Note 3)	(6,036)	(4,692)	(1,981)	(3,699)	(236)	(475)	(621)	(9,706)
Surrender charges (Note 3)	(1,821)	(1,585)	(1,587)	(469)	–	(995)	(1,422)	(1,958)
Mortality guarantee adjustment	649	787	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(526,964)	(5,474,960)	(1,820,163)	8,810,866	151,151	(390,862)	(889,608)	(4,807,482)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(434,969)	(2,835,387)	(815,398)	9,865,670	219,934	(98,596)	557,721	6,700,319
Net Assets:
Beginning of year	$35,219,299	$69,906,930	$20,477,518	$22,338,299	$399,518	$4,221,482	$7,192,097	$52,759,975
End of year	$34,784,330	$67,071,543	$19,662,120	$32,203,969	$619,452	$4,122,886	$7,749,818	$59,460,294
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	MFS VIT MID CAP VALUE PORTFOLIO SC	MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
OPERATIONS
Investment Income	$10,115	$26,352	$7,474	$66,789	$–	$29,005	$–	$13,203
Capital gain distribution	8,420	10,349	25,204	270,361	–	47,802	187,655	–
Net realized gain (loss) on investments	(10,016)	8,922	9,126	213,768	(302,097)	33,355	39,487	(40,967)
Net change in unrealized appreciation (depreciation) on investments	44,342	231,565	35,536	270,931	484,437	1,482,698	1,034,621	(36,320)
Mortality and expense risk charge (Note 3)	(12,552)	(40,193)	(7,535)	(79,888)	(38,540)	(107,187)	(53,164)	(47,464)
Net increase (decrease) in net assets resulting from operations	40,309	236,994	69,805	741,960	143,800	1,485,674	1,208,600	(111,549)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	91,837	144,972	28,987	298,395	743,703	2,162,239	347,934	404,508
Net transfer from (to) fixed accumulation account	52,798	(68,780)	(48,067)	(104,961)	198,108	368,928	(63,053)	6,939
Transfer between funds	41,819	(24,521)	(3,292)	(304,491)	286,346	722,769	(71,078)	113,792
Payments to contract owners	(128,550)	(274,993)	(28,200)	(524,386)	(333,399)	(654,110)	(386,215)	(264,345)
Annual maintenance charge (Note 3)	(306)	(75)	(235)	(275)	(4,394)	(9,587)	(1,823)	(3,634)
Surrender charges (Note 3)	–	(322)	–	(1,239)	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	57,598	(223,719)	(50,807)	(636,959)	890,364	2,590,239	(174,236)	257,261
TOTAL INCREASE (DECREASE) IN NET ASSETS	97,907	13,276	18,999	105,002	1,034,164	4,075,913	1,034,364	145,712
Net Assets:
Beginning of year	$966,622	$3,181,223	$574,851	$6,324,039	$2,594,578	$6,489,094	$3,615,193	$3,656,558
End of year	$1,064,529	$3,194,499	$593,850	$6,429,041	$3,628,742	$10,565,007	$4,649,557	$3,802,270
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
OPERATIONS
Investment Income	$562,642	$44,044	$–	$37,443	$–	$166,127	$99,366	$45,856
Capital gain distribution	1,914,999	–	3,342,532	–	707,058	–	–	447,697
Net realized gain (loss) on investments	216,578	(31,531)	1,132,793	(30,329)	(77,887)	(80,575)	77,963	63,758
Net change in unrealized appreciation (depreciation) on investments	137,777	13,806	7,300,616	(73,074)	(89,842)	(34,384)	(74,905)	(54,612)
Mortality and expense risk charge (Note 3)	(344,984)	(23,593)	(586,523)	(15,350)	(178,271)	(47,289)	(51,457)	(61,235)
Net increase (decrease) in net assets resulting from operations	2,487,011	2,727	11,189,418	(81,311)	361,059	3,879	50,968	441,463
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	5,707,198	345,858	8,060,220	56,748	2,440,049	203,634	603,747	697,379
Net transfer from (to) fixed accumulation account	911,425	105,785	352,138	(7,457)	134,653	(26,408)	79,622	60,427
Transfer between funds	1,417,406	39,859	(704,136)	54,955	286,278	160,263	248,968	376,648
Payments to contract owners	(3,034,436)	(191,080)	(4,053,267)	(85,173)	(1,104,278)	(375,556)	(383,520)	(372,317)
Annual maintenance charge (Note 3)	(22,217)	(1,842)	(53,900)	(701)	(14,692)	(2,269)	(3,857)	(5,114)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	4,979,376	298,580	3,601,055	18,373	1,742,010	(40,336)	544,959	757,023
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,466,387	301,307	14,790,473	(62,937)	2,103,069	(36,457)	595,928	1,198,486
Net Assets:
Beginning of year	$23,388,430	$1,697,729	$39,167,909	$1,272,720	$13,140,957	$3,793,375	$3,697,228	$4,344,664
End of year	$30,854,817	$1,999,036	$53,958,382	$1,209,783	$15,244,026	$3,756,918	$4,293,156	$5,543,150
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	TEMPLETON GLOBAL BOND VIP FUND CLASS 1	TEMPLETON GLOBAL BOND VIP FUND CLASS 4	VANGUARD 500 INDEX FUND ADMIRAL SHARES	VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	VANGUARD FEDERAL MONEY MARKET FUND
OPERATIONS
Investment Income	$182,384	$–	$–	$2,697,186	$745,997	$253,623	$412,211	$656,860
Capital gain distribution	7,360	–	–	–	–	–	–	–
Net realized gain (loss) on investments	(52,256)	(22,131)	(249,189)	3,886,484	168,377	52,367	470,215	(1,568)
Net change in unrealized appreciation (depreciation) on investments	12,602	10	(162,360)	36,304,408	(324,664)	472,308	4,603,653	1,568
Mortality and expense risk charge (Note 3)	(47,406)	(2,465)	(41,806)	(2,498,603)	(285,792)	(96,143)	(432,441)	(163,109)
Net increase (decrease) in net assets resulting from operations	102,684	(24,586)	(453,355)	40,389,475	303,917	682,154	5,053,638	493,751
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	612,448	4,222	188,926	34,487,409	3,200,246	1,268,735	5,421,666	9,246,395
Net transfer from (to) fixed accumulation account	2,909	1,547	(234,053)	5,474,686	921,222	457,528	607,097	1,692,315
Transfer between funds	248,891	34,264	112,301	4,811,955	1,189,979	291,017	1,017,215	1,251,741
Payments to contract owners	(442,694)	(63,311)	(362,434)	(16,540,502)	(2,147,173)	(679,137)	(2,631,120)	(2,856,768)
Annual maintenance charge (Note 3)	(2,342)	(56)	(533)	(187,174)	(15,528)	(6,715)	(25,550)	(4,512)
Surrender charges (Note 3)	–	–	(165)	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	419,212	(23,335)	(295,958)	28,046,374	3,148,746	1,331,429	4,389,308	9,329,171
TOTAL INCREASE (DECREASE) IN NET ASSETS	521,895	(47,920)	(749,313)	68,435,849	3,452,663	2,013,583	9,442,947	9,822,922
Net Assets:
Beginning of year	$3,534,489	$200,786	$3,806,441	$162,200,658	$20,354,461	$6,423,691	$30,065,316	$7,327,813
End of year	$4,056,384	$152,866	$3,057,128	$230,636,507	$23,807,124	$8,437,274	$39,508,263	$17,150,735
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	VANGUARD MID-CAP GROWTH INDEX FUND	VANGUARD REIT INDEX FUND ADMIRAL SHARES	VANGUARD SELECTED VALUE FUND INVESTOR SHARES	VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	VANGUARD TARGET RETIREMENT 2020 FUND	VANGUARD TARGET RETIREMENT 2025 FUND	VANGUARD TARGET RETIREMENT 2030 FUND
OPERATIONS
Investment Income	$1,013,993	$277,322	$415,117	$251,092	$478,067	$252,830	$789,746	$1,404,112
Capital gain distribution	–	–	–	1,571,999	–	488,829	1,247,308	460,896
Net realized gain (loss) on investments	(116,536)	(173,663)	128,353	308,307	373,489	(297,925)	(127,305)	268,338
Net change in unrealized appreciation (depreciation) on investments	120,130	2,375,587	6,558	(1,266,515)	3,670,408	197,648	686,219	2,753,039
Mortality and expense risk charge (Note 3)	(205,638)	(189,130)	(134,258)	(166,828)	(425,027)	(108,044)	(363,067)	(619,464)
Net increase (decrease) in net assets resulting from operations	811,950	2,290,116	415,769	698,056	4,096,936	533,338	2,232,901	4,266,921
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	2,666,019	1,247,796	1,077,781	2,369,918	5,757,979	796,421	3,455,678	10,150,892
Net transfer from (to) fixed accumulation account	81,353	(125,733)	71,833	670,692	1,879,145	(9,820)	(464,597)	(36,988)
Transfer between funds	1,812,941	(680,982)	400,655	464,628	1,886,554	(234,317)	(2,185,989)	(632,363)
Payments to contract owners	(1,578,004)	(1,369,459)	(1,237,513)	(1,456,269)	(2,380,528)	(1,048,146)	(3,237,495)	(4,327,808)
Annual maintenance charge (Note 3)	(12,025)	(14,585)	(8,257)	(10,818)	(27,938)	(4,903)	(20,944)	(47,875)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	2,970,282	(942,963)	304,498	2,038,151	7,115,211	(500,765)	(2,453,348)	5,105,858
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,782,232	1,347,153	720,267	2,736,207	11,212,147	32,573	(220,447)	9,372,779
Net Assets:
Beginning of year	$14,609,892	$14,295,810	$10,275,310	$11,919,862	$28,303,935	$8,628,056	$28,938,786	$43,746,017
End of year	$18,392,124	$15,642,963	$10,995,577	$14,656,069	$39,516,082	$8,660,629	$28,718,339	$53,118,796
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD TARGET RETIREMENT 2035 FUND	VANGUARD TARGET RETIREMENT 2040 FUND	VANGUARD TARGET RETIREMENT 2045 FUND	VANGUARD TARGET RETIREMENT 2050 FUND	VANGUARD TARGET RETIREMENT 2055 FUND	VANGUARD TARGET RETIREMENT 2060 FUND	VANGUARD TARGET RETIREMENT INCOME FUND	VANGUARD TOTAL BOND MARKET INDEX FUND
OPERATIONS
Investment Income	$1,384,890	$1,305,584	$960,214	$1,006,780	$186,272	$208,956	$438,264	$894,752
Capital gain distribution	286,965	112,517	22,476	14,667	6,242	6,078	351,894	–
Net realized gain (loss) on investments	445,678	229,650	334,764	377,182	(1,154)	42,717	(327,407)	(424,757)
Net change in unrealized appreciation (depreciation) on investments	3,393,380	3,911,404	3,577,611	4,140,033	711,792	786,286	440,759	(149,536)
Mortality and expense risk charge (Note 3)	(638,625)	(601,763)	(485,559)	(529,313)	(89,174)	(103,075)	(174,548)	(309,875)
Net increase (decrease) in net assets resulting from operations	4,872,288	4,957,392	4,409,507	5,009,349	813,978	940,963	728,962	10,584
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	8,755,921	10,716,610	6,824,612	8,099,635	2,699,363	3,137,286	1,493,349	3,492,743
Net transfer from (to) fixed accumulation account	(516,468)	350,850	(88,889)	61,385	26,449	22,285	(17,610)	57,270
Transfer between funds	674,048	440,000	(424,000)	10,944	93,193	152,278	(418,788)	1,925,216
Payments to contract owners	(3,219,373)	(2,406,042)	(1,270,268)	(1,919,995)	(220,455)	(557,708)	(1,584,250)	(3,120,912)
Annual maintenance charge (Note 3)	(66,596)	(78,156)	(76,645)	(103,967)	(32,295)	(39,155)	(7,626)	(15,086)
Surrender charges (Note 3)	–	–	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	5,627,531	9,023,262	4,964,809	6,148,001	2,566,256	2,714,986	(534,925)	2,339,232
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,499,820	13,980,653	9,374,316	11,157,351	3,380,233	3,655,948	194,037	2,349,815
Net Assets:
Beginning of year	$44,743,271	$41,018,018	$33,229,164	$35,803,692	$5,420,238	$6,346,982	$13,614,360	$23,325,009
End of year	$55,243,091	$54,998,671	$42,603,480	$46,961,043	$8,800,471	$10,002,930	$13,808,397	$25,674,824
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
	VANGUARD VIF EQUITY INDEX PORTFOLIO	VANGUARD VIF GLOBAL BOND INDEX	VANGUARD VIF INTERNATIONAL PORTFOLIO	VANGUARD VIF MID-CAP INDEX PORTFOLIO	VANGUARD VIF REIT INDEX PORTFOLIO	VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
OPERATIONS
Investment Income	$173,276	$129,237	$20,584	$58,720	$39,312	$77,248	$5,189	$90,320
Capital gain distribution	495,384	4,810	54,488	48,938	33,164	–	–	–
Net realized gain (loss) on investments	790,058	(148,365)	(35,254)	153,013	(32,293)	(17,595)	(22,584)	(88,353)
Net change in unrealized appreciation (depreciation) on investments	1,542,806	111,658	105,749	352,990	21,438	49,067	124,079	37,786
Mortality and expense risk charge (Note 3)	(172,360)	(57,279)	(21,422)	(55,024)	(15,802)	(28,667)	(12,150)	(41,617)
Net increase (decrease) in net assets resulting from operations	2,829,164	40,061	124,144	558,637	45,820	80,053	94,535	(1,865)
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	1,233,893	443,911	85,304	400,562	34,393	561,192	56,175	327,830
Net transfer from (to) fixed accumulation account	(593,745)	209,144	(94,423)	(160,435)	(78,331)	3,534	(104,864)	(174,196)
Transfer between funds	(172,130)	436,049	21,173	2,488	952	274,726	(4,298)	236,848
Payments to contract owners	(1,074,771)	(481,965)	(143,049)	(274,413)	(97,525)	(237,213)	(45,834)	(289,226)
Annual maintenance charge (Note 3)	(4,559)	(2,071)	(543)	(1,409)	(353)	(1,287)	(275)	(898)
Surrender charges (Note 3)	–	(38)	–	–	–	–	–	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–
Net increase (decrease) in net assets resulting from contract owners; transactions	(611,313)	605,031	(131,538)	(33,206)	(140,863)	600,952	(99,096)	100,359
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,217,851	645,092	(7,394)	525,431	(95,044)	681,005	(4,562)	98,494
Net Assets:
Beginning of year	$12,675,114	$4,218,955	$1,690,282	$4,135,093	$1,327,636	$1,994,846	$994,022	$3,276,317
End of year	$14,892,965	$4,864,047	$1,682,888	$4,660,524	$1,232,592	$2,675,851	$989,460	$3,374,811
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Statements of Changes in Net Assets
For the year ended December 31, 2024
WILSHIRE VIT GLOBAL ALLOCATION FUND
OPERATIONS
Investment Income	$8,385,623
Capital gain distribution	–
Net realized gain (loss) on investments	(3,955,661)
Net change in unrealized appreciation (depreciation) on investments	43,408,492
Mortality and expense risk charge (Note 3)	(5,726,333)
Net increase (decrease) in net assets resulting from operations	42,112,121
CONTRACT OWNERS' TRANSACTIONS
Gross stipulated payments received	11,198,153
Net transfer from (to) fixed accumulation account	(5,434,910)
Transfer between funds	(6,081,490)
Payments to contract owners	(36,256,375)
Annual maintenance charge (Note 3)	(158,172)
Surrender charges (Note 3)	(814)
Mortality guarantee adjustment	43,508
Net increase (decrease) in net assets resulting from contract owners; transactions	(36,690,100)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,422,021
Net Assets:
Beginning of year	$448,957,246
End of year	$454,379,267
See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements
For the Years Ended December 31, 2025 and December 31, 2024
1. NATURE OF SEPARATE ACCOUNT
Horace Mann Life Insurance Company - Separate Account (the Separate Account), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts.
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1
AMERICAN FUNDS IS GROWTH FUND CLASS 4
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4
BLACKROCK HIGH YIELD V.I. FUND CLASS I
BLACKROCK HIGH YIELD V.I. FUND CLASS III
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F
CALVERT VP SRI BALANCED PORTFOLIO CLASS I
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2
FIDELITY VIP INDEX 500 PORTFOLIO SC2
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2
FIDELITY VIP OVERSEAS PORTFOLIO SC2
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES
JPMORGAN SMALL CAP VALUE FUND CLASS A
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS
MFS VIT II INTERNATIONAL GROWTH SC
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS
MFS VIT MID CAP VALUE PORTFOLIO SC
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS
NEUBERGER GENESIS FUND ADVISOR CLASS
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS
TEMPLETON GLOBAL BOND VIP FUND CLASS 1
TEMPLETON GLOBAL BOND VIP FUND CLASS 4
VANGUARD 500 INDEX FUND ADMIRAL SHARES
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES
VANGUARD FEDERAL MONEY MARKET FUND
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
VANGUARD MID-CAP GROWTH INDEX FUND
VANGUARD REIT INDEX FUND ADMIRAL SHARES
VANGUARD SELECTED VALUE FUND INVESTOR SHARES
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES
VANGUARD TARGET RETIREMENT 2020 FUND
VANGUARD TARGET RETIREMENT 2025 FUND
VANGUARD TARGET RETIREMENT 2030 FUND
VANGUARD TARGET RETIREMENT 2035 FUND
VANGUARD TARGET RETIREMENT 2040 FUND
VANGUARD TARGET RETIREMENT 2045 FUND
VANGUARD TARGET RETIREMENT 2050 FUND
VANGUARD TARGET RETIREMENT 2055 FUND
VANGUARD TARGET RETIREMENT 2060 FUND
VANGUARD TARGET RETIREMENT INCOME FUND
VANGUARD TOTAL BOND MARKET INDEX FUND
VANGUARD VIF EQUITY INDEX PORTFOLIO
VANGUARD VIF GLOBAL BOND INDEX
VANGUARD VIF INTERNATIONAL PORTFOLIO
VANGUARD VIF MID-CAP INDEX PORTFOLIO
VANGUARD VIF REIT INDEX PORTFOLIO
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO
WILSHIRE VIT GLOBAL ALLOCATION FUND
The funds listed above are collectively referred to as the "Funds".
Effective May 1, 2025, three funds were added to the Separate Account: Janus Henderson Global Technology and Innovation Class 1, Janus Henderson Global Technology and Innovation Class S, and Neuberger Genesis Fund Advisor Class. Davis Value Portfolio was renamed to Davis Equity Portfolio. DFA VA U.S. Targeted Value Portfolio was renamed to Dimensional VA U.S. Targeted Value Portfolio. Neuberger Berman Genesis Fund Advisor Class was renamed to Neuberger Genesis Fund Advisor Class.
During 2024 no new funds were added to the separate account. In 2024, Calvert VP S&P Mid-Cap 400 Index Portfolio was renamed to Calvert S&P Mid-Cap 400 Index Portfolio.
The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.
A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.
A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.
Segment Reporting
An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by a public entity’s chief operating decision maker (the “CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.  The Executive Vice President of Life and Retirement is the Account’s CODM and has determined that each subaccount has operated as a single segment since inception.  The CODM monitors the operating results of each subaccount and each subaccount’s long-term strategic asset allocation is pre-determined in accordance with the terms of the related Prospectus, based on the defined investment objectives and strategies that are executed by each subaccount’s portfolio management team.  The financial information, in the form of the subaccounts’ holdings, total returns, expense ratios, and changes in contract owners’ equity (i.e., changes in contract owners’ equity resulting from operations, contract purchase payments, withdrawals, surrenders, and transfers) are used by the CODM to assess each subaccount’s performance by comparing the  underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each subaccount’s single segment, which is consistent with that presented within the subaccounts’ financial statements.  Segment assets are reflected on the subaccounts’ Statements of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the Statements of Operations.”
2. SIGNIFICANT ACCOUNTING POLICIES
Basis of Presentation
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.
Investments
Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.
The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.
Level 2 Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.
Level 3 Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.
At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2025, there were no transfers out of Level 1 securities.
Income Taxes
The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a "life insurance company" under the provisions of the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.
Calculation of Annuity Reserves.
At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.
Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.
Subsequent Events
Management evaluated subsequent events for the Separate Account through the date the financial statements were issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.
3. EXPENSES AND RELATED PARTY TRANSACTIONS
Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.
For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.
An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the sub-account(s) containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subsaccounts have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.
In the event of a contract being surrendered or withdrawn from the sub-account, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the sub-account(s).
HMLIC contributed $12 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2025. HMLIC did not contribute any bonus credits in 2024. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES
During the year ended December 31, 2025 purchases and proceeds from sales of fund shares were as follows:
	Purchases	Sales
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	$912	$14,993
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	1,215,871	5,757,358
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	1,945,526	887,913
AMERICAN FUNDS IS GROWTH FUND CLASS 4	9,583,512	7,507,788
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	4,026,163	1,089,522
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	1,865,359	1,490,669
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	184,113	160,484
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	1,960,183	1,879,775
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	1,442,460	805,184
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	5,650,722	4,922,150
BLACKROCK HIGH YIELD V.I. FUND CLASS I	897,979	446,594
BLACKROCK HIGH YIELD V.I. FUND CLASS III	550,743	417,510
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	21,767,438	17,714,438
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	31,147,349	28,315,520
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	5,473,407	2,223,831
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	288,862	548,076
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO	353,405	118,569
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	317,712	264,136
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	92,933	279,722
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	143,857	200,718
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	1,871,099	2,313,968
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	1,019,957	855,100
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	143,952	337,012
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	5,871,324	3,524,651
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	94,060	41,584
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	211,224	37,841
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	4,641,627	1,959,617
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	23,018	46,452
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	16,776	2,771
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	337,021	42,721
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	2,938	340
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	139,836	27,663
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	88,873	572,725
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,574	673,108
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	776,223	1,667,650
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	3,377,325	7,132,733
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	3,229,651	6,330,402
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	2,561,992	5,597,899
FIDELITY VIP INDEX 500 PORTFOLIO SC2	25,752,268	43,683,229
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	2,400,127	441,915
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	5,075,747	5,842,586
FIDELITY VIP OVERSEAS PORTFOLIO SC2	9,679,339	6,148,883
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	1,448,400	2,761,175
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	7,588,114	6,490,122
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	2,538,066	40,581
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	1,549,118	41,915
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	1,549,900	181,874
JPMORGAN SMALL CAP VALUE FUND CLASS A	912,918	730,837
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	310,151	1,423,572
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	3,273,305	4,688,145
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	244,265	182,274
MFS VIT II INTERNATIONAL GROWTH SC	626,028	478,809
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	130,386	85,036
MFS VIT MID CAP VALUE PORTFOLIO SC	906,558	802,864
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	1,120,826	605,909
NEUBERGER GENESIS FUND ADVISOR CLASS*	580,415	65,986
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	4,925,535	1,196,722
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	1,718,737	518,620

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Year Ended December 31, 2025
	Purchases	Sales
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	447,330	598,187
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	11,413,045	3,784,738
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	413,116	321,871
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	21,294,785	5,531,467
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	156,913	245,038
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	3,656,012	2,024,157
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	515,882	921,429
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	746,163	653,160
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	2,053,977	526,142
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	952,789	661,210
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	12,569	23,771
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	246,490	694,462
VANGUARD 500 INDEX FUND ADMIRAL SHARES	70,419,316	26,314,066
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	5,746,373	3,498,663
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	2,246,580	1,046,179
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	10,963,078	3,670,968
VANGUARD FEDERAL MONEY MARKET FUND	10,722,114	6,728,298
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	6,860,401	1,977,650
VANGUARD MID-CAP GROWTH INDEX FUND	3,437,194	1,935,787
VANGUARD REIT INDEX FUND ADMIRAL SHARES	2,212,375	1,282,637
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	5,760,438	1,735,945
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	12,371,165	3,642,418
VANGUARD TARGET RETIREMENT 2020 FUND	1,575,073	2,157,545
VANGUARD TARGET RETIREMENT 2025 FUND	5,701,029	5,090,414
VANGUARD TARGET RETIREMENT 2030 FUND	17,246,640	7,927,320
VANGUARD TARGET RETIREMENT 2035 FUND	14,818,900	5,039,525
VANGUARD TARGET RETIREMENT 2040 FUND	11,889,143	4,081,933
VANGUARD TARGET RETIREMENT 2045 FUND	9,033,398	3,633,239
VANGUARD TARGET RETIREMENT 2050 FUND	9,277,230	3,331,668
VANGUARD TARGET RETIREMENT 2055 FUND	3,824,815	804,357
VANGUARD TARGET RETIREMENT 2060 FUND	4,479,091	824,206
VANGUARD TARGET RETIREMENT INCOME FUND	2,162,392	2,526,823
VANGUARD TOTAL BOND MARKET INDEX FUND	6,586,465	3,944,287
VANGUARD VIF EQUITY INDEX PORTFOLIO	4,602,852	1,986,752
VANGUARD VIF GLOBAL BOND INDEX	1,351,782	743,931
VANGUARD VIF INTERNATIONAL PORTFOLIO	318,001	388,372
VANGUARD VIF MID-CAP INDEX PORTFOLIO	1,031,672	706,289
VANGUARD VIF REIT INDEX PORTFOLIO	436,720	82,663
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	878,182	509,928
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	263,280	44,201
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	517,423	725,380
WILSHIRE VIT GLOBAL ALLOCATION FUND	40,987,041	57,502,972
*
Purchase and sales activity for these funds were for the period from May 1, 2025 (inception) through December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,916	88	(55)	(833)	5,117	19	(26)	(90)	5,019
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	618,759	15,530	(39,217)	(54,024)	541,048	13,818	(19,578)	(38,645)	496,643
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	315,006	86,474	42,988	(45,653)	398,815	93,798	40,118	(55,461)	477,269
AMERICAN FUNDS IS GROWTH FUND CLASS 4	211,566	6,399	1,355	(22,775)	196,545	6,027	(5,569)	(18,438)	178,565
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	168,228	62,009	29,585	(12,646)	247,177	92,386	61,189	(23,634)	377,118
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	589,011	24,321	15,798	(58,251)	570,879	27,196	6,064	(55,426)	548,712
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,011	2,194	(43)	(1,605)	28,557	2,952	133	(2,993)	28,650
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	494,739	23,981	(22,803)	(44,844)	451,073	21,472	(21,786)	(30,836)	419,923
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,671	23,334	7,456	(13,000)	168,460	26,992	2,408	(21,308)	176,553
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,081,435	41,859	(841)	(119,923)	1,002,530	38,813	(3,855)	(111,546)	925,941
BLACKROCK HIGH YIELD V.I. FUND CLASS I	201,775	11,240	1,555	(21,493)	193,077	38,076	32,057	(34,306)	228,903
BLACKROCK HIGH YIELD V.I. FUND CLASS III	203,709	9,444	24,778	(29,874)	208,057	7,579	27,360	(28,734)	214,262
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,242,748	76,644	(79,849)	(229,425)	3,010,117	71,482	(45,711)	(235,572)	2,800,317
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,383,988	31,245	(42,070)	(95,300)	1,277,863	29,134	(19,987)	(94,659)	1,192,351
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,593,579	761,846	309,989	(332,809)	4,332,605	927,979	103,068	(444,576)	4,919,076
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	72,981	3,207	(7,670)	(9,643)	58,875	3,830	(5,165)	(3,146)	54,393
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO	23,686	1,179	2,054	(952)	25,966	2,372	4,877	(4,506)	28,709
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	119,487	2,405	(23,663)	(7,892)	90,337	2,150	5,373	(6,724)	91,136
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	52,254	747	(316)	(1,829)	50,856	872	(3,175)	(8,102)	40,451
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,344	7,971	(17,293)	(22,687)	56,335	3,401	(4,823)	(3,590)	51,322
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	726,789	41,432	(14,109)	(81,297)	672,815	31,682	(25,707)	(68,468)	610,321
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	89,057	16,519	(4,943)	(10,077)	90,555	38,158	(5,503)	(31,076)	92,134
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,097	4,963	964	(6,961)	47,063	467	(2,034)	(5,996)	39,500
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	909,143	53,817	(12,562)	(45,737)	904,662	50,955	6,506	(73,671)	888,452
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	15,338	3,782	212	(15)	19,317	550	114	(869)	19,112
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	28,186	1,565	1,590	(149)	31,192	2,191	306	(732)	32,958
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	683,071	45,706	4,652	(28,945)	704,484	41,197	4,715	(48,668)	701,729
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,737	146	30	(6,363)	8,549	29	(20)	(1,640)	6,919
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,514	–	278	(3)	9,789	207	(68)	(4)	9,924
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	59,978	5,551	1,665	(3,695)	63,499	3,293	10,989	(2,551)	75,230
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	651	76	–	(7)	721	103	(1)	(8)	814
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,065	94	27,308	(187)	34,280	225	5,167	(1,448)	38,223
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	164,306	3,211	(18,561)	(35,476)	113,480	3,076	505	(36,397)	80,664

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,750	12,013	9,258	(31,859)	288,162	6,558	(16,089)	(20,867)	257,765
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	691,177	25,848	(19,036)	(68,350)	629,638	18,511	(9,711)	(65,201)	573,237
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,736,436	139,148	(86,482)	(213,414)	2,575,689	110,296	(120,305)	(192,736)	2,372,944
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,281,007	108,283	(125,157)	(203,440)	2,060,693	85,170	(148,303)	(125,289)	1,872,271
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,402,041	74,149	(58,061)	(90,943)	1,327,187	63,200	(137,450)	(83,585)	1,169,352
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,124,003	23,124	(30,397)	(88,606)	1,028,123	19,346	(33,741)	(79,204)	934,524
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	226,845	97,330	49,615	(19,878)	353,911	89,543	77,502	(27,160)	493,796
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,588,258	70,160	37,498	(131,591)	1,564,325	56,196	75,192	(171,366)	1,524,347
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,718,706	51,844	(49,918)	(126,183)	1,594,449	45,058	(62,934)	(116,608)	1,459,965
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	870,463	38,968	(34,159)	(78,597)	796,675	32,787	(11,955)	(64,450)	753,058
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,814,436	4,614,485	6,794,919	(2,965,894)	30,257,946	2,328,398	1,993,975	(4,174,065)	30,406,254
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I*	–	–	–	–	–	48,854	50,390	(886)	98,358
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S*	–	–	–	–	–	863	59,881	(1,456)	59,288
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,370	1,476	(168)	(101)	4,576	5,209	5,405	(1,186)	14,004
JPMORGAN SMALL CAP VALUE FUND CLASS A	103,328	4,968	(1,595)	(12,749)	93,952	4,819	956	(6,952)	92,774
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	164,429	6,904	(9,978)	(14,499)	146,857	5,631	(9,679)	(15,191)	127,618
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	785,551	13,316	(16,949)	(58,631)	723,287	13,974	(30,228)	(56,268)	650,765
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	44,568	4,132	4,470	(5,817)	47,353	4,122	393	(3,229)	48,639
MFS VIT II INTERNATIONAL GROWTH SC	171,396	7,379	(4,468)	(14,149)	160,158	6,250	4,529	(13,411)	157,526
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,774	1,928	(3,413)	(1,796)	37,493	3,800	477	(4,709)	37,062
MFS VIT MID CAP VALUE PORTFOLIO SC	352,360	15,431	(20,853)	(27,278)	319,660	14,960	(24,860)	(22,715)	287,046
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	112,116	30,847	19,860	(14,056)	148,767	29,367	13,563	(13,110)	178,586
NEUBERGER GENESIS FUND ADVISOR CLASS*	–	–	–	–	–	3,645	4,084	(202)	7,527
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	110,284	31,344	15,605	(9,825)	147,408	36,448	11,193	(12,401)	182,648
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	64,839	5,318	(2,005)	(5,845)	62,308	12,277	1,705	(5,050)	71,239
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	100,579	11,199	3,410	(7,419)	107,769	9,539	(1,617)	(9,513)	106,177
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	449,714	101,056	41,045	(54,921)	536,893	113,690	43,629	(49,077)	645,135
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	75,381	15,221	6,778	(8,521)	88,859	8,332	5,882	(10,138)	92,936
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	323,086	57,284	(2,914)	(29,700)	347,756	63,214	10,569	(28,887)	392,652
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	164,625	7,609	6,340	(11,556)	167,018	7,713	4,344	(20,583)	158,491
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	132,282	24,343	4,244	(11,253)	149,616	18,207	(1,527)	(13,227)	153,069
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,949	22,439	14,760	(41,346)	412,803	20,728	3,119	(62,708)	373,941
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	276,952	43,489	23,996	(27,970)	316,467	30,258	(4,035)	(35,889)	306,801

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units outstanding at 1/1/2024	Consideration Received 2024	Net Transfers 2024	Payments to Contract Owners 2024	Units Outstanding at 12/31/2024	Consideration Received 2025	Net Transfers 2025	Payments to Contract Owners 2025	Units Outstanding at 12/31/2025
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	64,181	9,910	6,021	(5,375)	74,737	12,442	4,691	(6,992)	84,878
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	257,125	43,998	18,004	(31,844)	287,283	33,399	6,608	(28,871)	298,419
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	13,615	300	2,456	(4,559)	11,812	246	661	(1,192)	11,527
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	207,852	10,988	(6,577)	(20,973)	191,290	10,827	(10,993)	(14,804)	176,320
VANGUARD 500 INDEX FUND ADMIRAL SHARES	356,263	66,458	20,141	(32,423)	410,440	80,378	23,915	(34,004)	480,729
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,170,012	176,699	116,633	(118,581)	1,344,763	159,725	(3,108)	(106,778)	1,394,602
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	166,671	30,975	18,826	(16,735)	199,737	29,623	5,201	(14,847)	219,714
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	239,798	40,414	12,706	(20,013)	272,905	44,819	20,107	(20,154)	317,677
VANGUARD FEDERAL MONEY MARKET FUND	7,102,974	8,759,003	2,837,386	(2,701,718)	15,997,646	7,919,559	(1,271,159)	(3,483,983)	19,162,064
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,070,607	369,326	261,961	(220,790)	2,481,104	420,653	263,855	(183,220)	2,982,393
VANGUARD MID-CAP GROWTH INDEX FUND	350,097	28,455	(17,434)	(31,875)	329,243	21,126	(8,258)	(29,757)	312,354
VANGUARD REIT INDEX FUND ADMIRAL SHARES	68,472	7,099	3,356	(8,213)	70,713	6,895	3,580	(6,779)	74,410
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	230,813	44,058	20,618	(27,399)	268,090	41,888	16,812	(26,430)	300,359
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	272,388	51,941	34,625	(21,887)	337,067	60,154	34,811	(23,768)	408,264
VANGUARD TARGET RETIREMENT 2020 FUND	220,485	19,258	(5,906)	(25,840)	207,997	17,106	(1,777)	(29,617)	193,710
VANGUARD TARGET RETIREMENT 2025 FUND	1,214,542	137,240	(105,803)	(130,764)	1,115,215	96,518	(17,908)	(104,623)	1,089,202
VANGUARD TARGET RETIREMENT 2030 FUND	984,500	215,915	(14,230)	(92,383)	1,093,802	259,497	(30,508)	(100,143)	1,222,647
VANGUARD TARGET RETIREMENT 2035 FUND	1,587,480	291,721	5,560	(109,321)	1,775,440	335,084	12,540	(109,510)	2,013,553
VANGUARD TARGET RETIREMENT 2040 FUND	818,934	197,684	14,381	(46,035)	984,964	157,641	(6,063)	(47,820)	1,088,722
VANGUARD TARGET RETIREMENT 2045 FUND	1,025,074	196,547	(14,727)	(38,652)	1,168,242	184,418	3,663	(87,819)	1,268,504
VANGUARD TARGET RETIREMENT 2050 FUND	681,352	142,643	967	(35,617)	789,345	119,528	(4,446)	(41,059)	863,368
VANGUARD TARGET RETIREMENT 2055 FUND	97,700	44,660	1,912	(4,168)	140,103	50,663	915	(9,949)	181,732
VANGUARD TARGET RETIREMENT 2060 FUND	129,506	59,078	3,254	(11,550)	180,288	65,537	1,894	(10,080)	237,639
VANGUARD TARGET RETIREMENT INCOME FUND	861,413	91,072	(25,196)	(97,800)	829,489	61,822	(10,202)	(91,446)	789,663
VANGUARD TOTAL BOND MARKET INDEX FUND	2,194,425	328,755	187,257	(294,267)	2,416,170	312,819	138,305	(239,871)	2,627,423
VANGUARD VIF EQUITY INDEX PORTFOLIO	170,160	14,594	(9,583)	(13,016)	162,155	38,029	1,956	(24,090)	178,050
VANGUARD VIF GLOBAL BOND INDEX	215,507	22,599	32,854	(24,379)	246,581	23,228	30,236	(22,983)	277,061
VANGUARD VIF INTERNATIONAL PORTFOLIO	47,108	2,254	(1,956)	(3,840)	43,566	4,507	(839)	(4,363)	42,871
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,537	10,560	(4,238)	(7,283)	114,575	16,690	(2,714)	(13,488)	115,063
VANGUARD VIF REIT INDEX PORTFOLIO	81,977	2,175	(4,659)	(5,918)	73,576	22,336	(121)	(3,648)	92,143
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	188,377	51,864	25,805	(22,106)	243,939	50,764	12,128	(38,122)	268,709
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	29,362	1,636	(3,089)	(1,339)	26,570	4,086	876	(918)	30,613
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	285,389	28,655	5,344	(25,354)	294,034	23,584	4,837	(42,971)	279,484
WILSHIRE VIT GLOBAL ALLOCATION FUND	11,577,132	275,690	(275,889)	(890,792)	10,686,140	254,844	(261,285)	(864,014)	9,815,685
*
The units issued and units redeemed activity for these funds were for the period from May 1, 2025 (inception) through December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2025
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,019	52.85	265,244	1.25%	-%	15.34%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	496,643	25.29 to 76.04	35,318,902	0.95% to 1.65%	-%	3.67% to 4.39%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	477,269	12.67	6,046,234	1.25%	4.85%	6.64%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	178,565	379.10 to 412.20	71,256,270	0.95% to 1.65%	0.13%	17.98% to 18.81%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	377,118	26.42	9,963,029	1.25%	3.13%	34.17%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	548,712	19.85 to 21.74	11,573,052	0.95% to 1.65%	2.52%	9.84% to 10.63%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,650	41.71	1,194,934	1.25%	1.39%	27.01%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	419,923	43.17 to 46.96	19,089,085	0.95% to 1.65%	0.92%	25.87% to 26.73%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	176,553	33.58	5,929,441	1.25%	1.68%	16.05%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	925,941	37.72 to 41.00	36,807,237	0.95% to 1.65%	1.25%	15.01% to 15.81%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	228,903	10.41	2,369,728	1.25%	6.44%	7.88%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	214,262	09.64 to 10.48	2,184,772	0.95% to 1.65%	6.44%	7.20% to 8.04%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	2,800,317	18.01 to 55.68	148,384,104	0.95% to 1.65%	1.24%	3.64% to 4.37%
CALVERT S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,192,351	224.81 to 251.80	286,082,087	0.95% to 1.65%	1.07%	5.18% to 5.92%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	4,919,076	3.89	19,118,516	1.25%	1.65%	10.10%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	54,393	38.84 to 40.46	2,156,011	0.95% to 1.65%	-%	7.31% to 8.20%
DIMENSIONAL VA U.S. TARGETED VALUE PORTFOLIO	28,709	38.69	1,110,644	1.25%	1.81%	7.61%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	91,136	18.98 to 20.80	1,844,537	0.95% to 1.65%	2.77%	9.26% to 10.61%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	40,451	21.22	858,563	1.25%	2.57%	11.95%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	51,322	23.21	1,191,273	1.25%	2.55%	13.17%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	610,321	23.01 to 24.82	14,701,602	0.95% to 1.65%	2.30%	12.25% to 13.16%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	92,134	24.44	2,251,607	1.25%	2.53%	14.09%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	39,500	41.27	1,630,189	1.25%	2.03%	15.25%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	888,452	41.07 to 44.16	38,068,786	0.95% to 1.65%	1.95%	14.52% to 15.33%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	19,112	42.47	811,712	1.25%	1.76%	17.32%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	32,958	42.91	1,414,122	1.25%	1.51%	18.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	701,729	43.00 to 46.31	31,497,457	0.95% to 1.65%	1.24%	17.54% to 18.41%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	6,919	38.84	268,733	1.25%	1.33%	18.31%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,924	18.45 to 19.71	189,255	0.95% to 1.65%	1.38%	17.88% to 18.38%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	75,230	18.17 to 19.32	1,417,264	0.95% to 1.65%	1.24%	17.50% to 18.43%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	814	19.18	15,625	1.25%	1.55%	18.34%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	38,223	18.11 to 19.36	718,447	0.95% to 1.65%	1.25%	17.50% to 18.39%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	80,664	14.48	1,167,608	1.25%	2.97%	8.26%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	257,765	14.31 to 15.01	3,791,686	0.95% to 1.65%	3.40%	7.51% to 7.98%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	573,237	20.13 to 21.51	11,969,525	0.95% to 1.65%	2.47%	12.20% to 12.96%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,372,944	20.43 to 21.92	50,460,116	0.95% to 1.65%	2.05%	13.62% to 14.41%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	1,872,271	24.18 to 25.95	47,165,617	0.95% to 1.65%	1.69%	15.01% to 15.82%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,169,352	27.20 to 29.02	32,900,685	0.95% to 1.65%	1.23%	17.31% to 18.14%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	934,524	650.21 to 868.15	777,554,711	0.95% to 1.65%	0.90%	15.58% to 16.38%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	493,796	13.14	6,487,123	1.25%	3.92%	5.86%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,524,347	10.97 to 25.17	35,779,546	0.95% to 1.65%	3.45%	5.21% to 5.92%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,459,965	27.12 to 53.76	72,808,771	0.95% to 1.65%	1.42%	18.12% to 18.94%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	753,058	24.05 to 25.84	18,893,998	0.95% to 1.65%	1.89%	1.21% to 1.92%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	30,406,254	01.09 to 01.13	33,301,961	0.95% to 1.65%	4.27%	2.39% to 3.53%
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL I	98,358	26.21	2,577,836	1.25%	-%	30.52%[1]
JANUS HENDERSON GLOBAL TECHNOLOGY AND INNOVATION FUND CL S	59,288	26.07 to 26.28	1,555,048	0.95% to 1.65%	-%	29.63% to 30.67%[1]
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	14,004	143.94	2,015,732	1.25%	0.18%	6.34%
JPMORGAN SMALL CAP VALUE FUND CLASS A	92,774	46.40 to 49.93	4,500,918	0.95% to 1.65%	0.82%	10.11% to 10.89%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	127,618	56.67 to 61.94	7,622,521	0.95% to 1.65%	0.18%	12.72% to 13.52%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	650,765	89.24 to 97.55	60,530,037	0.95% to 1.65%	0.44%	12.69% to 13.47%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	48,639	23.48	1,142,102	1.25%	0.95%	4.45%
MFS VIT II INTERNATIONAL GROWTH SC	157,526	23.17 to 24.26	3,748,859	0.95% to 1.65%	0.78%	18.84% to 19.69%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,062	16.58	614,419	1.25%	0.99%	4.66%
MFS VIT MID CAP VALUE PORTFOLIO SC	287,046	20.00 to 21.62	6,025,035	0.95% to 1.65%	0.82%	4.01% to 4.76%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	178,586	27.21	4,860,041	1.25%	-%	11.58%
NEUBERGER GENESIS FUND ADVISOR CLASS	7,527	59.82	450,224	1.25%	-%	4.99%[1]
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	182,648	78.57	14,350,494	1.25%	0.77%	9.63%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	71,239	87.52	6,234,568	1.25%	-%	17.28%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	106,177	46.16	4,901,215	1.25%	0.64%	30.84%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	645,135	65.04	41,957,922	1.25%	1.76%	13.17%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	92,936	23.47	2,181,078	1.25%	2.45%	4.31%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	392,652	177.24	69,593,580	1.25%	-%	14.23%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	158,491	7.88	1,248,510	1.25%	3.50%	8.81%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	153,069	103.80	15,888,651	1.25%	-%	1.88%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	373,941	9.62	3,599,130	1.25%	4.43%	5.77%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	306,801	17.66	5,418,175	1.25%	2.24%	30.14%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	84,878	79.27	6,728,677	1.25%	0.86%	6.88%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	298,419	15.04	4,487,357	1.25%	5.60%	6.50%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	11,527	14.84	171,033	1.25%	-%	14.66%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	176,320	17.04 to 19.06	3,219,994	0.95% to 1.65%	-%	13.66% to 14.45%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	480,729	653.98	314,385,750	1.25%	1.22%	16.38%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,394,602	23.64	32,965,521	1.25%	3.64%	33.55%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	219,714	52.05	11,435,499	1.25%	3.07%	23.22%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	317,677	159.31	50,609,233	1.25%	1.21%	10.04%
VANGUARD FEDERAL MONEY MARKET FUND	19,162,064	1.10	21,144,552	1.25%	4.24%	3.14%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,982,393	8.01	23,899,502	1.25%	6.15%	8.16%
VANGUARD MID-CAP GROWTH INDEX FUND	312,354	51.14	15,973,659	1.25%	0.20%	7.64%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	74,410	158.48	11,792,432	1.25%	3.89%	1.92%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	300,359	59.93	17,999,199	1.25%	2.10%	9.61%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	408,264	126.01	51,446,020	1.25%	1.41%	7.48%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	193,710	46.12	8,934,116	1.25%	3.13%	10.76%
VANGUARD TARGET RETIREMENT 2025 FUND	1,089,202	29.15	31,748,588	1.25%	2.92%	13.20%
VANGUARD TARGET RETIREMENT 2030 FUND	1,222,647	55.75	68,167,203	1.25%	2.88%	14.81%
VANGUARD TARGET RETIREMENT 2035 FUND	2,013,553	36.12	72,734,351	1.25%	2.72%	16.07%
VANGUARD TARGET RETIREMENT 2040 FUND	1,088,722	65.50	71,306,191	1.25%	2.54%	17.29%
VANGUARD TARGET RETIREMENT 2045 FUND	1,268,504	43.22	54,827,188	1.25%	2.38%	18.51%
VANGUARD TARGET RETIREMENT 2050 FUND	863,368	71.35	61,597,016	1.25%	2.32%	19.93%
VANGUARD TARGET RETIREMENT 2055 FUND	181,732	75.34	13,691,468	1.25%	2.47%	19.95%
VANGUARD TARGET RETIREMENT 2060 FUND	237,639	66.54	15,812,077	1.25%	2.46%	19.93%
VANGUARD TARGET RETIREMENT INCOME FUND	789,663	18.30	14,450,987	1.25%	3.40%	9.91%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,627,423	11.25	29,546,137	1.25%	3.89%	5.80%
VANGUARD VIF EQUITY INDEX PORTFOLIO	178,050	106.77	19,011,085	1.25%	1.05%	16.26%
VANGUARD VIF GLOBAL BOND INDEX	277,061	18.94 to 21.02	5,704,774	0.95% to 1.65%	3.01%	3.96% to 4.71%
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,871	45.77	1,962,323	1.25%	0.84%	18.49%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,063	44.81	5,156,169	1.25%	1.24%	10.16%
VANGUARD VIF REIT INDEX PORTFOLIO	92,143	17.06	1,571,988	1.25%	2.45%	1.85%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	268,709	11.58	3,110,565	1.25%	3.97%	5.52%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,613	39.03	1,194,761	1.25%	0.43%	4.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	279,484	12.12	3,387,892	1.25%	3.63%	5.59%
WILSHIRE VIT GLOBAL ALLOCATION FUND	9,815,685	20.61 to 67.80	484,327,638	0.95% to 1.65%	3.16%	15.56% to 16.37%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2025 and the return is for the period May 1, 2025 to December 31, 2025.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,117	45.82	234,477	1.25%	-%	19.57%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	541,048	24.17 to 72.84	36,958,287	0.95% to 1.65%	-%	16.22% to 17.03%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	398,815	11.88	4,736,245	1.25%	4.47%	(0.25)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	196,545	321.31 to 346.95	66,213,915	0.95% to 1.65%	0.17%	29.16% to 30.06%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	247,177	19.69	4,867,291	1.25%	3.11%	2.34%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	570,879	18.05 to 19.65	10,921,603	0.95% to 1.65%	1.96%	12.77% to 13.52%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,557	32.84	937,688	1.25%	1.71%	5.53%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	451,073	34.30 to 37.06	16,224,926	0.95% to 1.65%	1.18%	4.57% to 5.31%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	168,460	28.94	4,874,954	1.25%	1.92%	17.93%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,002,530	32.80 to 35.40	34,511,565	0.95% to 1.65%	1.45%	16.89% to 17.73%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	193,077	9.65	1,853,437	1.25%	6.98%	6.87%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	208,057	08.98 to 09.70	1,968,744	0.95% to 1.65%	6.73%	6.11% to 6.83%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,010,117	19.39 to 53.35	153,288,008	0.95% to 1.65%	1.13%	6.20% to 6.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,277,863	213.74 to 237.74	290,314,394	0.95% to 1.65%	1.22%	11.45% to 12.23%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	4,332,605	3.53	15,294,022	1.25%	1.83%	18.06%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	58,875	36.11 to 37.39	2,164,370	0.95% to 1.65%	-%	2.78% to 3.52%
DFA VA U.S. TARGETED VALUE PORTFOLIO	25,966	35.95	933,565	1.25%	1.47%	6.80%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	90,337	17.36 to 18.80	1,656,211	0.95% to 1.65%	2.78%	3.83% to 5.20%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	50,856	18.96	964,369	1.25%	2.92%	6.34%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	56,335	20.51	1,155,396	1.25%	2.25%	7.10%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	672,815	20.47 to 21.93	14,364,087	0.95% to 1.65%	2.30%	6.50% to 7.24%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	90,555	21.42	1,939,609	1.25%	2.34%	8.07%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	47,063	35.81	1,685,207	1.25%	1.94%	9.64%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	904,662	35.86 to 38.29	33,733,851	0.95% to 1.65%	1.71%	8.96% to 9.71%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	19,317	36.20	699,264	1.25%	1.65%	11.69%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,192	36.25	1,130,779	1.25%	1.42%	12.44%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	704,484	36.58 to 39.11	26,782,971	0.95% to 1.65%	1.14%	11.59% to 12.48%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	8,549	32.83	280,649	1.25%	1.07%	12.43%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,789	15.65 to 16.66	157,670	0.95% to 1.65%	1.33%	11.71% to 12.42%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	63,499	15.46 to 16.31	1,013,060	0.95% to 1.65%	1.12%	11.54% to 12.48%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	721	16.21	11,687	1.25%	1.34%	12.49%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	34,280	15.41 to 16.35	545,800	0.95% to 1.65%	1.64%	11.59% to 12.53%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	113,480	13.37	1,517,076	1.25%	3.27%	3.16%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	288,162	13.30 to 13.90	3,930,773	0.95% to 1.65%	3.49%	3.91% to 4.43%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	629,638	17.94 to 19.04	11,667,915	0.95% to 1.65%	2.25%	6.60% to 7.33%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,575,689	17.98 to 19.16	48,001,126	0.95% to 1.65%	1.94%	7.66% to 8.43%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,060,693	21.02 to 22.41	44,950,535	0.95% to 1.65%	1.59%	8.86% to 9.64%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,327,188	23.19 to 24.56	31,697,043	0.95% to 1.65%	1.23%	10.59% to 11.33%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,028,123	561.23 to 745.94	737,195,315	0.95% to 1.65%	1.07%	22.56% to 23.42%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	353,911	12.41	4,390,498	1.25%	3.90%	0.57%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,564,325	10.62 to 23.76	34,784,331	0.95% to 1.65%	3.35%	(0.19)% to 0.55%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,594,449	25.15 to 45.20	67,071,543	0.95% to 1.65%	1.44%	3.07% to 3.81%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	796,675	23.76 to 25.35	19,662,120	0.95% to 1.65%	3.85%	4.53% to 5.27%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	30,257,946	01.06 to 01.09	32,203,969	0.95% to 1.65%	5.11%	2.88% to 3.92%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	4,576	135.36	619,452	1.25%	0.75%	14.18%
JPMORGAN SMALL CAP VALUE FUND CLASS A	93,952	42.14 to 45.03	4,122,886	0.95% to 1.65%	0.80%	6.95% to 7.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	146,856	50.27 to 54.56	7,749,817	0.95% to 1.65%	0.16%	20.21% to 21.03%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	723,287	79.19 to 85.97	59,460,295	0.95% to 1.65%	0.53%	21.96% to 22.81%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	47,353	22.48	1,064,528	1.25%	1.00%	3.64%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	160,158	19.50 to 20.27	3,194,499	0.95% to 1.65%	0.83%	6.97% to 7.70%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,494	15.84	593,850	1.25%	1.28%	12.34%
MFS VIT MID CAP VALUE PORTFOLIO SC	319,660	19.18 to 20.64	6,429,041	0.95% to 1.65%	1.05%	11.71% to 12.42%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	148,767	24.39	3,628,741	1.25%	-%	5.40%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	147,408	71.67	10,565,007	1.25%	0.34%	21.80%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	62,307	74.62	4,649,557	1.25%	-%	33.82%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	107,769	35.28	3,802,269	1.25%	0.35%	(2.94)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	536,893	57.47	30,854,817	1.25%	2.07%	10.50%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	88,859	22.50	1,999,036	1.25%	2.38%	(0.09)%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	347,756	155.16	53,958,382	1.25%	-%	27.99%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	167,017	7.24	1,209,782	1.25%	3.02%	(6.34)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	149,616	101.89	15,244,026	1.25%	-%	2.57%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	412,802	9.10	3,756,918	1.25%	4.40%	0.00%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	316,467	13.57	4,293,155	1.25%	2.49%	1.65%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	74,736	74.17	5,543,150	1.25%	0.93%	9.57%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	287,283	14.12	4,056,384	1.25%	4.81%	2.69%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	11,812	12.94	152,865	1.25%	-%	(12.27)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	191,290	14.99 to 16.65	3,057,128	0.95% to 1.65%	-%	(12.90)% to (12.23)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	410,441	561.92	230,636,507	1.25%	1.37%	23.42%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,344,763	17.70	23,807,123	1.25%	3.38%	1.72%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	199,737	42.24	8,437,275	1.25%	3.41%	9.60%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	272,905	144.77	39,508,262	1.25%	1.18%	15.46%
VANGUARD FEDERAL MONEY MARKET FUND	15,997,646	1.07	17,150,736	1.25%	5.37%	3.88%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,481,104	7.41	18,392,125	1.25%	6.15%	4.96%
VANGUARD MID-CAP GROWTH INDEX FUND	329,243	47.51	15,642,964	1.25%	1.85%	16.36%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	70,713	155.50	10,995,578	1.25%	3.90%	3.62%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	268,090	54.67	14,656,070	1.25%	1.89%	5.87%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	337,067	117.24	39,516,082	1.25%	1.41%	12.83%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2020 FUND	207,996	41.64	8,660,630	1.25%	2.92%	6.41%
VANGUARD TARGET RETIREMENT 2025 FUND	1,115,215	25.75	28,718,340	1.25%	2.74%	8.06%
VANGUARD TARGET RETIREMENT 2030 FUND	1,093,801	48.56	53,118,797	1.25%	2.90%	9.30%
VANGUARD TARGET RETIREMENT 2035 FUND	1,775,440	31.12	55,243,091	1.25%	2.77%	10.39%
VANGUARD TARGET RETIREMENT 2040 FUND	984,964	55.84	54,998,671	1.25%	2.72%	11.48%
VANGUARD TARGET RETIREMENT 2045 FUND	1,168,242	36.47	42,603,480	1.25%	2.53%	12.49%
VANGUARD TARGET RETIREMENT 2050 FUND	789,345	59.49	46,961,042	1.25%	2.43%	13.21%
VANGUARD TARGET RETIREMENT 2055 FUND	140,103	62.81	8,800,472	1.25%	2.62%	13.21%
VANGUARD TARGET RETIREMENT 2060 FUND	180,289	55.48	10,002,930	1.25%	2.56%	13.20%
VANGUARD TARGET RETIREMENT INCOME FUND	829,489	16.65	13,808,398	1.25%	3.20%	5.38%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,416,169	10.63	25,674,824	1.25%	3.65%	-%
VANGUARD VIF EQUITY INDEX PORTFOLIO	162,154	91.84	14,892,965	1.25%	1.26%	23.29%
VANGUARD VIF GLOBAL BOND INDEX	246,581	18.20 to 20.09	4,864,047	0.95% to 1.65%	2.85%	0.35% to 1.06%
VANGUARD VIF INTERNATIONAL PORTFOLIO	43,566	38.63	1,682,889	1.25%	1.22%	7.66%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	114,575	40.68	4,660,524	1.25%	1.34%	13.66%
VANGUARD VIF REIT INDEX PORTFOLIO	73,575	16.75	1,232,592	1.25%	3.07%	3.40%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	243,939	10.97	2,675,851	1.25%	3.31%	3.59%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	26,569	37.24	989,460	1.25%	0.52%	10.01%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	294,034	11.48	3,374,811	1.25%	2.72%	-%
WILSHIRE VIT GLOBAL ALLOCATION FUND	10,686,140	18.68 to 57.72	454,379,267	0.95% to 1.65%	1.86%	9.18% to 9.93%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2023
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	5,916	38.32	226,737	1.25%	-%	21.65%
ALLSPRING VT DISCOVERY SMID CAP GROWTH FUND	618,759	20.46 to 62.24	36,267,878	0.95%to1.65%	-%	18.19% to 19.01%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	315,006	11.91	3,751,340	1.25%	4.43%	1.97%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	211,566	248.77 to 266.76	54,983,074	0.95% to 1.65%	0.18%	35.91% to 36.85%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	168,228	19.24	3,236,457	1.25%	2.99%	14.66%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	589,011	15.99 to 17.31	9,951,222	0.95% to 1.65%	1.79%	8.40% to 9.21%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	28,011	31.12	871,600	1.25%	1.65%	14.79%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	494,739	32.80 to 35.19	16,954,630	0.95% to 1.65%	1.22%	13.81% to 14.59%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,671	24.54	3,697,371	1.25%	2.13%	16.19%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,081,435	28.06 to 30.07	31,738,833	0.95% to 1.65%	1.66%	15.09% to 15.88%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	201,775	9.03	1,812,081	1.25%	6.47%	11.76%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	203,709	08.46 to 09.08	1,809,527	0.95% to 1.65%	6.27%	10.95% to 11.82%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,242,748	18.58 to 49.89	154,881,096	0.95% to 1.65%	1.02%	13.51% to 14.32%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,383,988	191.78 to 211.83	281,003,501	0.95% to 1.65%	1.21%	14.01% to 14.80%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	3,593,579	2.99	10,738,356	1.25%	1.70%	15.44%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	72,981	35.09 to 36.12	2,598,952	0.95% to 1.65%	-%	6.63% to 7.40%
DFA VA U.S. TARGETED VALUE PORTFOLIO	23,686	33.66	797,314	1.25%	1.53%	18.56%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	119,487	16.72 to 17.87	2,092,113	0.95% to 1.65%	3.16%	7.94% to 9.56%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	52,254	17.83	931,522	1.25%	3.24%	11.02%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	88,344	19.15	1,691,496	1.25%	2.91%	12.25%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	726,789	19.22 to 20.45	14,514,341	0.95% to 1.65%	2.61%	11.48% to 12.30%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	89,057	19.82	1,765,433	1.25%	2.62%	13.26%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	48,097	32.66	1,570,624	1.25%	1.80%	15.41%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	909,143	32.91 to 34.90	30,983,733	0.95% to 1.65%	1.76%	14.63% to 15.45%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	15,338	32.41	497,092	1.25%	1.62%	17.47%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	28,186	32.24	908,853	1.25%	1.62%	17.97%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	683,071	32.76 to 34.77	23,159,332	0.95% to 1.65%	1.29%	16.86% to 18.06%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,737	29.20	430,334	1.25%	1.52%	17.98%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	9,514	14.01 to 14.84	136,349	0.95% to 1.65%	1.51%	17.20% to 19.10%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	59,978	13.86 to 14.50	852,942	0.95% to 1.65%	1.47%	16.86% to 18.08%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	651	14.41	9,383	1.25%	1.50%	17.92%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,065	13.81 to 14.53	100,258	0.95% to 1.65%	1.20%	16.82% to 18.03%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	164,306	12.96	2,129,528	1.25%	4.13%	6.58%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	298,750	12.80 to 13.31	3,912,260	0.95% to 1.65%	3.49%	6.40% to 6.99%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	691,177	16.83 to 17.74	11,962,086	0.95% to 1.65%	2.43%	10.80% to 11.64%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,736,436	16.70 to 17.67	47,182,897	0.95% to 1.65%	2.20%	12.23% to 12.98%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,281,007	19.31 to 20.44	45,523,414	0.95% to 1.65%	1.87%	13.72% to 14.45%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,402,041	20.97 to 22.06	30,174,231	0.95% to 1.65%	1.46%	15.54% to 16.35%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,124,003	455.28 to 604.41	655,077,432	0.95% to 1.65%	1.25%	23.84% to 24.70%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	226,845	12.34	2,799,681	1.25%	3.56%	4.84%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,588,258	10.82 to 23.63	35,219,299	0.95% to 1.65%	2.46%	4.24% to 4.98%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,718,706	25.51 to 43.54	69,906,930	0.95% to 1.65%	0.79%	18.28% to 19.09%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	870,463	22.73 to 24.08	20,477,518	0.95% to 1.65%	2.25%	9.07% to 9.80%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	21,814,436	01.02 to 01.05	22,338,299	0.95% to 1.65%	4.52%	3.00% to 4.08%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,370	118.55	399,518	1.25%	0.18%	16.61%
JPMORGAN SMALL CAP VALUE FUND CLASS A	103,328	39.40 to 41.81	4,221,482	0.95% to 1.65%	1.48%	10.95% to 11.70%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	164,429	41.82 to 45.08	7,192,097	0.95% to 1.65%	-%	6.41% to 7.15%
LVIP JPMORGAN U.S. EQUITY FUND STANDARD CLASS 1	785,551	64.93 to 70.00	52,759,975	0.95% to 1.65%	1.57%	25.11% to 25.97%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	44,568	21.69	966,622	1.25%	0.76%	17.50%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	171,396	18.23 to 18.82	3,181,223	0.95% to 1.65%	0.94%	12.53% to 13.31%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,774	14.10	574,851	1.25%	1.76%	11.37%
MFS VIT MID CAP VALUE PORTFOLIO SC	352,360	17.17 to 18.36	6,324,039	0.95% to 1.65%	1.50%	10.21% to 11.34%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	112,116	23.14	2,594,578	1.25%	-%	12.99%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	110,284	58.84	6,489,094	1.25%	0.63%	24.87%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	64,839	55.76	3,615,193	1.25%	-%	47.47%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	100,579	36.35	3,656,558	1.25%	1.10%	0.78%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	449,714	52.01	23,388,430	1.25%	2.08%	8.31%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	75,381	22.52	1,697,729	1.25%	2.54%	10.18%
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	323,086	121.23	39,167,909	1.25%	-%	43.50%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	164,625	7.73	1,272,720	1.25%	-%	5.75%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	132,282	99.34	13,140,957	1.25%	2.49%	19.86%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	416,949	9.10	3,793,375	1.25%	-%	3.41%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	276,952	13.35	3,697,228	1.25%	3.88%	14.89%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	64,181	67.69	4,344,664	1.25%	2.42%	10.82%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	257,125	13.75	3,534,489	1.25%	0.66%	6.59%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	13,615	14.75	200,786	1.25%	4.27%	1.94%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	207,852	17.21 to 18.97	3,806,441	0.95% to 1.65%	-%	1.18% to 1.83%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	356,263	455.28	162,200,658	1.25%	-%	24.69%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,170,012	17.40	20,354,461	1.25%	1.60%	16.23%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	166,671	38.54	6,423,691	1.25%	3.32%	7.83%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	239,798	125.38	30,065,316	1.25%	3.63%	23.84%
VANGUARD FEDERAL MONEY MARKET FUND	7,102,974	1.03	7,327,813	1.25%	1.42%	4.04%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	2,070,607	7.06	14,609,892	1.25%	3.77%	10.31%
VANGUARD MID-CAP GROWTH INDEX FUND	350,097	40.83	14,295,810	1.25%	5.73%	22.61%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	68,472	150.07	10,275,310	1.25%	0.43%	10.43%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	230,813	51.64	11,919,862	1.25%	4.13%	23.78%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	272,388	103.91	28,303,935	1.25%	1.90%	16.74%
VANGUARD TARGET RETIREMENT 2020 FUND	220,485	39.13	8,628,056	1.25%	1.69%	11.10%
VANGUARD TARGET RETIREMENT 2025 FUND	1,214,542	23.83	28,938,786	1.25%	2.52%	13.15%
VANGUARD TARGET RETIREMENT 2030 FUND	984,500	44.43	43,746,017	1.25%	2.83%	14.54%
VANGUARD TARGET RETIREMENT 2035 FUND	1,587,480	28.19	44,743,271	1.25%	2.82%	15.72%
VANGUARD TARGET RETIREMENT 2040 FUND	818,934	50.09	41,018,018	1.25%	2.78%	16.90%
VANGUARD TARGET RETIREMENT 2045 FUND	1,025,074	32.42	33,229,164	1.25%	2.70%	18.02%
VANGUARD TARGET RETIREMENT 2050 FUND	681,352	52.55	35,803,692	1.25%	2.57%	18.70%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2055 FUND	97,700	55.48	5,420,238	1.25%	2.54%	18.67%
VANGUARD TARGET RETIREMENT 2060 FUND	129,506	49.01	6,346,982	1.25%	2.76%	18.70%
VANGUARD TARGET RETIREMENT INCOME FUND	861,413	15.80	13,614,360	1.25%	2.78%	9.27%
VANGUARD TOTAL BOND MARKET INDEX FUND	2,194,425	10.63	23,325,009	1.25%	3.03%	4.42%
VANGUARD VIF EQUITY INDEX PORTFOLIO	170,160	74.49	12,675,114	1.25%	3.06%	24.57%
VANGUARD VIF GLOBAL BOND INDEX	215,507	18.11 to 19.98	4,218,955	0.95% to 1.55%	1.43%	4.79% to 5.72%
VANGUARD VIF INTERNATIONAL PORTFOLIO	47,108	35.88	1,690,282	1.25%	1.88%	13.22%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	115,537	35.79	4,135,093	1.25%	1.57%	14.42%
VANGUARD VIF REIT INDEX PORTFOLIO	81,977	16.20	1,327,636	1.25%	1.45%	10.35%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	188,377	10.59	1,994,846	1.25%	2.37%	4.85%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	29,362	33.85	994,022	1.25%	1.75%	18.15%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	285,389	11.48	3,276,317	1.25%	0.40%	4.27%
WILSHIRE VIT GLOBAL ALLOCATION FUND	11,577,132	17.14 to 41.80	448,957,246	0.29% to 1.65%	2.79%	14.53% to 15.34%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2022
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO CLASS I-2	6,823	31.50	214,935	1.25%	-%	(36.87)%
ALLSPRING VT DISCOVERY FUND	667,897	17.03 to 52.30	32,983,458	0.95% to1.65%	-%	(38.88)% to (38.44)%
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	203,671	11.68	2,379,610	1.25%	4.23%	(11.92)%
AMERICAN FUNDS IS GROWTH FUND CLASS 4	221,246	183.04 to 194.93	42,145,738	0.95% to 1.65%	0.10%	(31.27)% to (30.79)%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	121,640	16.78	2,041,159	1.25%	3.15%	(16.06)%
AMERICAN FUNDS IS MANAGED RISK ALLOCATION FUND CLASS P2	597,410	14.73 to 15.85	9,268,676	0.95% to 1.65%	2.13%	(15.36)% to (14.78)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	30,459	27.11	825,658	1.25%	1.52%	(22.83)%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	528,352	28.82 to 30.71	15,843,827	0.95% to 1.65%	1.03%	(23.55)% to (22.99)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1	150,379	21.12	3,175,568	1.25%	2.14%	(9.40)%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,131,919	24.38 to 25.95	28,750,070	0.95% to 1.65%	1.65%	(10.17)% to (9.55)%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	196,076	8.08	1,575,103	1.25%	5.23%	(11.40)%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	209,383	7.62 to 8.12	1,666,833	0.95% to 1.65%	5.19%	(12.21)% to (11.35)%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,401,765	17.26 to 43.64	142,582,580	0.95% to 1.65%	0.88%	(18.01)% to (17.44)%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,452,711	168.22 to 184.52	257,679,527	0.95% to 1.65%	0.88%	(14.92)% to (14.33)%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,846,090	2.59	7,371,171	1.25%	1.24%	(16.45)%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	77,347	32.88 to 33.63	2,571,460	0.95% to 1.65%	-%	(30.02)% to (29.53)%
DFA VA U.S. TARGETED VALUE PORTFOLIO	24,064	28.39	683,247	1.25%	1.39%	(5.40)%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	154,827	15.49 to 16.31	2,480,488	0.95% to 1.65%	1.85%	(16.69)% to (15.58)%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	49,384	16.06	793,040	1.25%	2.05%	(16.74)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	108,795	17.06	1,856,316	1.25%	1.94%	(17.46)%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	717,203	17.24 to 18.21	12,791,540	0.95% to 1.65%	1.73%	(18.02)% to (17.45)%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	80,929	17.5	1,416,180	1.25%	2.03%	(17.92)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	60,862	28.3	1,722,119	1.25%	1.76%	(18.70)%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	878,642	28.71 to 30.23	26,018,920	0.95% to 1.65%	1.42%	(19.24)% to (18.67)%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,679	27.59	405,004	1.25%	1.54%	(19.28)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	31,652	27.33	864,970	1.25%	1.85%	(19.26)%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	658,034	27.94 to 29.45	18,956,773	0.95% to 1.65%	1.34%	(20.09)% to (19.25)%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	14,490	24.75	358,657	1.25%	1.62%	(19.25)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	7,701	11.95 to 12.46	93,526	0.95% to 1.65%	2.78%	(19.85)% to (18.56)%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	34,563	11.86 to 12.28	417,177	0.95% to 1.65%	1.28%	(20.08)% to (19.21)%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	568	12.22	6,938	1.25%	0.57%	(19.23)%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	7,340	11.82 to 12.31	88,508	0.95% to 1.65%	1.53%	(20.08)% to (18.85)%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	228,449	12.16	2,778,132	1.25%	2.26%	(13.14)%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	334,852	12.02 to 12.44	4,109,521	0.95% to 1.65%	2.07%	(11.03)% to (10.63)%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	713,843	15.17 to 15.89	11,102,199	0.95% to 1.65%	1.79%	(15.42)% to (14.89)%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,809,378	14.88 to 15.64	42,990,779	0.95% to 1.65%	1.58%	(16.64)% to (16.05)%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,373,821	16.98 to 17.86	41,505,152	0.95% to 1.65%	1.40%	(17.17)% to (16.58)%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,430,351	18.15 to 18.96	26,540,530	0.95% to 1.65%	0.91%	(18.54)% to (17.96)%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,207,284	369.70 to 484.69	565,953,341	0.95% to 1.65%	1.14%	(19.76)% to (19.19)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	83,667	11.77	984,489	1.25%	3.13%	(14.02)%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,601,980	10.47 to 22.51	33,894,200	0.95% to 1.65%	2.02%	(14.60)% to (14.02)%
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,851,156	21.44 to 36.56	63,431,859	0.95% to 1.65%	0.77%	(25.92)% to (25.40)%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	890,319	20.84 to 21.93	19,123,052	0.95% to 1.65%	1.06%	(28.87)% to (28.36)%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	14,690,203	0.98 to 01.01	14,484,626	0.95% to 1.65%	3.18%	0.00%
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,526	101.66	358,453	1.25%	0.19%	(16.99)%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	830,098	51.90 to 55.57	44,401,509	0.95% to 1.65%	0.49%	(20.03)% to (19.46)%
JPMORGAN SMALL CAP VALUE FUND CLASS A	101,675	35.51 to 37.43	3,727,894	0.95% to 1.65%	0.88%	(15.09)% to (14.47)%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO VC SHARES	184,722	39.30 to 42.07	7,571,009	0.95% to 1.65%	-%	(37.05)% to (36.59)%
MFS BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	43,494	18.46	802,894	1.25%	0.77%	(19.39)%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	155,832	16.20 to 16.61	2,558,606	0.95% to 1.65%	0.38%	(16.58)% to (15.98)%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	40,645	12.66	514,695	1.25%	0.98%	(9.96)%
MFS VIT MID CAP VALUE PORTFOLIO SC	353,832	15.58 to 16.49	5,720,351	0.95% to 1.65%	0.78%	(10.77)% to (9.84)%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	78,855	20.48	1,614,889	1.25%	-%	(30.62)%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	77,594	47.12	3,656,509	1.25%	0.68%	(23.69)%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	68,959	37.81	2,607,296	1.25%	-%	(39.27)%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	95,405	36.07	3,441,008	1.25%	0.44%	(24.32)%
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	357,442	48.02	17,165,975	1.25%	2.01%	(4.49)%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	71,694	20.44	1,465,446	1.25%	1.63%	(27.21)%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	–	–	–	–	–	–[1]
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	287,784	84.48	24,312,344	1.25%	-%	(40.90)%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	173,230	7.31	1,266,222	1.25%	1.68%	(21.31)%
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	114,620	82.88	9,500,117	1.25%	-%	(37.80)%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	419,684	8.80	3,691,982	1.25%	2.22%	(15.38)%
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	256,172	11.62	2,976,974	1.25%	2.12%	(16.46)%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	59,204	61.08	3,616,118	1.25%	0.35%	(19.56)%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	225,941	12.90	2,914,630	1.25%	3.29%	(11.70)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,179	14.47	219,645	1.25%	-%	(6.04)%
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	217,805	17.01 to 18.63	3,925,091	0.95% to 1.65%	-%	(6.69)% to (6.00)%
VANGUARD 500 INDEX FUND ADMIRAL SHARES	306,365	365.14	111,865,639	1.25%	1.53%	(19.17)%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	1,072,292	14.97	16,050,528	1.25%	2.68%	(16.37)%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	143,520	35.74	5,129,885	1.25%	3.71%	(18.83)%
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	192,195	101.24	19,458,301	1.25%	1.03%	(27.39)%
VANGUARD FEDERAL MONEY MARKET FUND	2,343,743	0.99	2,329,626	1.25%	1.51%	0.00%
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,841,581	6.40	11,774,494	1.25%	4.96%	(9.99)%
VANGUARD MID-CAP GROWTH INDEX FUND	349,061	33.30	11,624,461	1.25%	0.23%	(31.00)%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	59,346	135.90	8,065,233	1.25%	3.25%	(27.12)%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	188,440	41.72	7,861,163	1.25%	1.53%	(8.59)%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	215,427	89.01	19,175,270	1.25%	1.42%	(18.64)%
VANGUARD TARGET RETIREMENT 2020 FUND	293,732	35.22	10,343,960	1.25%	2.31%	(15.21)%
VANGUARD TARGET RETIREMENT 2025 FUND	1,193,023	21.06	25,126,088	1.25%	2.24%	(16.59)%
VANGUARD TARGET RETIREMENT 2030 FUND	894,698	38.79	34,701,921	1.25%	2.03%	(17.31)%
VANGUARD TARGET RETIREMENT 2035 FUND	1,360,674	24.36	33,147,851	1.25%	2.06%	(17.67)%
VANGUARD TARGET RETIREMENT 2040 FUND	690,015	42.85	29,570,156	1.25%	2.07%	(18.02)%
VANGUARD TARGET RETIREMENT 2045 FUND	885,181	27.47	24,314,596	1.25%	2.13%	(18.39)%
VANGUARD TARGET RETIREMENT 2050 FUND	568,886	44.27	25,187,358	1.25%	2.14%	(18.50)%
VANGUARD TARGET RETIREMENT 2055 FUND	64,584	46.75	3,019,043	1.25%	2.73%	(18.48)%
VANGUARD TARGET RETIREMENT 2060 FUND	77,458	41.29	3,198,082	1.25%	2.67%	(18.48)%
VANGUARD TARGET RETIREMENT INCOME FUND	943,804	14.46	13,649,066	1.25%	2.76%	(13.83)%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,912,180	10.18	19,469,654	1.25%	2.37%	(14.24)%
VANGUARD VIF EQUITY INDEX PORTFOLIO	167,137	59.80	9,994,755	1.25%	1.29%	(19.24)%
VANGUARD VIF GLOBAL BOND INDEX	196,120	17.13 to 19.03	3,650,804	0.95% to 1.65%	2.65%	(14.20)% to (13.57)%
VANGUARD VIF INTERNATIONAL PORTFOLIO	50,637	31.69	1,604,529	1.25%	1.19%	(30.99)%
VANGUARD VIF MID-CAP INDEX PORTFOLIO	121,633	31.28	3,805,258	1.25%	1.09%	(19.84)%
VANGUARD VIF REIT INDEX PORTFOLIO	78,792	14.68	1,156,764	1.25%	1.90%	(27.22)%
VANGUARD VIF SHORT TERM INVESTMENT GRADE BOND	153,731	10.10	1,552,735	1.25%	1.52%	(6.91)%
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	30,102	28.65	862,362	1.25%	0.25%	(26.27)%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	318,779	11.01	3,509,796	1.25%	2.11%	(14.32)%
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,253,216	15.49 to 44.67	413,210,447	0.00% to 1.65%	3.31%	(19.18)% to (17.83)%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
T. Rowe Price Government Money's shares were terminated on April 30, 2022.

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
6. FINANCIAL HIGHLIGHTS
For the Year Ended December 31, 2021
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
ALGER MID CAP GROWTH PORTFOLIO I-2	6,675	49.90	333,112	1.25%	-%	2.91%
ALLSPRING VT DISCOVERY FUND	665,646	42.74 to 84.96	53,803,307	0.95% to 1.65%	-%	(6.60%) to (5.94%)
AMERICAN FUNDS IS GOVERNMENT SECURITIES CLASS 1	161,498	13.26	2,140,663	1.25%	2.09%	(1.63%)
AMERICAN FUNDS IS GROWTH FUND CLASS 4	228,205	266.33 to 281.63	62,980,824	0.95% to 1.65%	0.06%	19.71% to 20.55%
AMERICAN FUNDS IS INTERNATIONAL GROWTH & INCOME FUND CLASS 1	87,356	19.99	1,746,404	1.25%	3.31%	4.33%
AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND CLASS P2	598,551	17.40 to 18.60	10,929,748	0.95% to 1.65%	1.38%	10.64% to 11.44%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 1	26,686	35.13	937,493	1.25%	1.39%	3.84%
AMERICAN FUNDS IS NEW WORLD FUND CLASS 4	506,750	37.70 to 39.88	19,792,246	0.95% to 1.65%	0.67%	2.92% to 3.64%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTOR FUND CLASS 1S	136,421	23.31	3,180,345	1.25%	1.92%	50.39%
AMERICAN FUNDS IS WASHINGTON MUTUAL INVESTORS FUND CLASS 4	1,172,195	27.14 to 28.69	33,011,830	0.95% to 1.65%	1.31%	25.42% to 26.33%
BLACKROCK HIGH YIELD V.I. FUND CLASS I	191,616	9.12	1,740,876	1.25%	4.52%	3.99%
BLACKROCK HIGH YIELD V.I. FUND CLASS III	191,128	8.68 to 9.16	1,724,015	0.95% to 1.65%	4.41%	3.31% to 4.21%
BNY MELLON SMALL CAP STOCK INDEX PORTFOLIO SERVICE SHARES	3,559,383	23.55 to 52.86	181,277,963	0.95% to 1.65%	0.71%	24.08% to 24.94%
CALVERT VP S&P MIDCAP 400 INDEX PORTFOLIO CLASS F	1,529,516	197.73 to 215.38	317,620,603	0.95% to 1.65%	0.86%	22.15% to 23.01%
CALVERT VP SRI BALANCED PORTFOLIO CLASS I	2,211,249	3.10	6,855,899	1.25%	1.48%	13.55%
CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO CLASS I	76,336	46.94 to 47.72	3,611,610	0.95% to 1.65%	-%	10.78% to 11.55%
DFA VA U.S. TARGETED VALUE PORTFOLIO	18,599	30.01	558,232	1.25%	1.60%	37.91%
FIDELITY VIP FREEDOM 2015 PORTFOLIO SC2	155,991	18.57 to 19.35	2,965,435	0.95% to 1.65%	1.01%	5.09% to 6.39%
FIDELITY VIP FREEDOM 2020 PORTFOLIO INITIAL CLASS	45,328	19.29	874,230	1.25%	1.69%	8.13%
FIDELITY VIP FREEDOM 2025 PORTFOLIO INITIAL CLASS	115,454	20.67	2,386,926	1.25%	1.18%	9.42%
FIDELITY VIP FREEDOM 2025 PORTFOLIO SC2	723,106	21.03 to 22.06	15,655,912	0.95% to 1.65%	0.89%	8.74% to 9.53%
FIDELITY VIP FREEDOM 2030 PORTFOLIO INITIAL CLASS	68,208	21.32	1,453,941	1.25%	1.46%	10.98%
FIDELITY VIP FREEDOM 2035 PORTFOLIO INITIAL CLASS	52,360	34.81	1,822,776	1.25%	1.07%	14.02%
FIDELITY VIP FREEDOM 2035 PORTFOLIO SC2	851,507	35.55 to 37.17	31,102,883	0.95% to 1.65%	0.85%	13.29% to 14.09%
FIDELITY VIP FREEDOM 2040 PORTFOLIO INITIAL CLASS	14,378	34.18	491,414	1.25%	1.06%	16.38%
FIDELITY VIP FREEDOM 2045 PORTFOLIO INITIAL CLASS	18,475	33.85	625,409	1.25%	1.00%	16.36%
FIDELITY VIP FREEDOM 2045 PORTFOLIO SC2	618,733	34.83 to 36.47	22,131,065	0.95% to 1.65%	0.73%	15.38% to 16.44%
FIDELITY VIP FREEDOM 2050 PORTFOLIO INITIAL CLASS	11,903	30.65	364,800	1.25%	1.20%	16.36%
FIDELITY VIP FREEDOM 2055 PORTFOLIO INITIAL CLASS	63	14.91 to 15.30	945	0.95% to 1.65%	1.25%	15.67% to 17.24%
FIDELITY VIP FREEDOM 2055 PORTFOLIO SC2	24,993	14.83 to 15.20	374,252	0.95% to 1.65%	1.86%	15.41% to 16.92%
FIDELITY VIP FREEDOM 2060 PORTFOLIO INITIAL CLASS	1,853	15.13	28,045	1.25%	2.46%	16.21%
FIDELITY VIP FREEDOM 2065 PORTFOLIO SC2	3,288	14.79 to 15.17	49,205	0.95% to 1.65%	1.16%	14.19% to 18.24%
FIDELITY VIP FREEDOM INCOME PORTFOLIO INITIAL CLASS	224,354	14.00	3,141,121	1.25%	1.70%	2.04%
FIDELITY VIP FUNDSMANAGER 20% PORTFOLIO SC2	358,877	13.51 to 13.92	4,931,090	0.95% to 1.65%	0.89%	1.73% to 2.58%
FIDELITY VIP FUNDSMANAGER 50% PORTFOLIO SC2	733,642	17.91 to 18.67	13,436,247	0.95% to 1.65%	0.97%	8.06% to 8.86%
FIDELITY VIP FUNDSMANAGER 60% PORTFOLIO SC2	2,937,919	17.85 to 18.63	53,729,221	0.95% to 1.65%	0.96%	10.39% to 11.16%
FIDELITY VIP FUNDSMANAGER 70% PORTFOLIO SC2	2,390,164	20.50 to 21.41	50,255,974	0.95% to 1.65%	0.91%	12.58% to 13.40%
FIDELITY VIP FUNDSMANAGER 85% PORTFOLIO SC2	1,462,255	22.28 to 23.11	33,182,860	0.95% to 1.65%	0.85%	15.74% to 16.54%
FIDELITY VIP INDEX 500 PORTFOLIO SC2	1,266,069	461.95 to 599.81	736,651,977	0.95% to 1.65%	1.04%	26.18% to 27.05%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO INITIAL CLASS	35,291	13.69	483,086	1.25%	2.85%	0.51%
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO SC2	1,688,491	12.98 to 26.18	41,684,806	0.95% to 1.65%	1.83%	(2.55%) to (1.84%)[1]
FIDELITY VIP OVERSEAS PORTFOLIO SC2	1,820,259	28.94 to 49.01	83,849,783	0.95% to 1.65%	0.33%	17.46% to 18.27%
FIDELITY VIP REAL ESTATE PORTFOLIO SC 2	905,940	29.30 to 30.61	27,247,492	0.95% to 1.65%	0.96%	36.41% to 37.33%
GOLDMAN SACHS GOVERNMENT MONEY MARKET FUND INSTITUTIONAL SHARES	209,086	0.98	204,984	1.25%	0.01%	(1.01%)
JANUS HENDERSON VIT ENTERPRISE PORTFOLIO INSTIUTIONAL SHARES	3,863	122.46	473,051	1.25%	0.29%	15.39%
JPMORGAN INSURANCE TRUST U.S. EQUITY PORTFOLIO CLASS 1	886,508	64.90 to 69.00	59,057,447	0.95% to 1.65%	0.73%	27.23% to 28.13%
JPMORGAN SMALL CAP VALUE FUND CLASS A	98,042	41.82 to 43.76	4,214,834	0.95% to 1.65%	0.34%	30.16% to 31.06%
LORD ABBETT SERIES FUND DEVELOPING GROWTH PORTFOLIO	183,166	62.43 to 66.35	11,873,728	0.95% to 1.65%	-%	(4.34%) to (3.67%)
MFS VIT BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO INITIAL CLASS	34,957	22.90	800,536	1.25%	1.10%	28.00%
MFS VIT INTERNATIONAL GROWTH PORTFOLIO SC	123,385	19.42 to 19.77	2,417,037	0.95% to 1.65%	0.45%	6.47% to 7.97%
MFS VIT MID CAP VALUE PORTFOLIO INITIAL CLASS	37,536	14.06	527,659	1.25%	1.03%	29.35%
MFS VIT MID CAP VALUE PORTFOLIO SC	337,659	17.46 to 18.29	6,074,175	0.95% to 1.65%	0.73%	28.10% to 29.35%
MFS VIT NEW DISCOVERY SERIES INITIAL CLASS	42,618	29.52	1,258,265	1.25%	-%	0.51%
PUTNAM VT SUSTAINABLE LEADERS FUND IA SHARES	53,144	61.75	3,281,428	1.25%	0.29%	22.33%
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO INVESTOR CLASS	58,663	62.26	3,652,646	1.25%	-%	16.16%
T. ROWE PRICE EMERGING MARKETS STOCK FUND INVESTOR CLASS	81,959	47.66	3,906,173	1.25%	0.70%	(11.59%)
T. ROWE PRICE EQUITY INCOME FUND INVESTOR CLASS	316,856	50.28	15,930,481	1.25%	1.80%	24.12%
T. ROWE PRICE GLOBAL REAL ESTATE FUND INVESTOR CLASS	65,020	28.08	1,825,937	1.25%	1.82%	27.23%
T. ROWE PRICE GOVERNMENT MONEY PORTFOLIO	18,796,757	0.90 to 1.00	18,042,200	0.95% to 1.65%	0.01%	(2.15%) to (0.99%)
T. ROWE PRICE GROWTH STOCK FUND INVESTOR CLASS	230,692	142.94	32,975,937	1.25%	-%	18.54%
T. ROWE PRICE INTERNATIONAL BOND FUND INVESTOR CLASS	163,868	9.29	1,521,916	1.25%	1.28%	(8.29%)
T. ROWE PRICE NEW HORIZONS FUND INVESTOR CLASS	97,293	133.25	12,963,991	1.25%	-%	8.36%
T. ROWE PRICE NEW INCOME FUND INVESTOR CLASS	437,688	10.40	4,551,633	1.25%	1.59%	(1.79%)
T. ROWE PRICE OVERSEAS STOCK FUND INVESTOR CLASS	241,390	13.91	3,358,635	1.25%	2.03%	10.84%
T. ROWE PRICE SMALL-CAP VALUE FUND INVESTOR CLASS	51,280	75.93	3,893,970	1.25%	0.39%	23.99%
T. ROWE PRICE SPECTRUM INCOME FUND INVESTOR CLASS	224,913	14.61	3,285,961	1.25%	2.57%	1.32%
TEMPLETON GLOBAL BOND VIP FUND CLASS 1	15,327	15.40	236,018	1.25%	-%	(5.81%)
TEMPLETON GLOBAL BOND VIP FUND CLASS 4	251,037	18.23 to 19.82	4,828,536	0.95% to 1.65%	-%	(6.56%) to (5.93%)
VANGUARD 500 INDEX FUND ADMIRAL SHARES	264,660	451.73	119,555,945	1.25%	1.40%	27.08%
VANGUARD DEVELOPED MARKETS INDEX FUND ADMIRAL SHARES	913,110	17.90	16,344,101	1.25%	3.27%	10.02%
VANGUARD EMERGING MARKETS STOCK INDEX FUND ADMIRAL SHARES	122,132	44.03	5,376,960	1.25%	2.64%	(0.38%)
VANGUARD EXTENDED MARKET INDEX FUND ADMIRAL SHARES	156,781	139.43	21,859,121	1.25%	1.19%	11.06%
VANGUARD FEDERAL MONEY MARKET FUND	2,122,978	0.99	2,103,919	1.25%	0.01%	(1.00%)
VANGUARD HIGH-YIELD CORPORATE FUND ADMIRAL SHARES	1,838,352	7.11	13,074,771	1.25%	4.25%	2.45%
VANGUARD MID-CAP GROWTH INDEX FUND	309,052	48.26	14,915,978	1.25%	0.01%	8.40%
VANGUARD REIT INDEX FUND ADMIRAL SHARES	55,064	186.48	10,268,503	1.25%	2.99%	38.68%
VANGUARD SELECTED VALUE FUND INVESTOR SHARES	176,997	45.64	8,078,017	1.25%	1.37%	26.18%
VANGUARD SMALL-CAP INDEX FUND ADMIRAL SHARES	182,116	109.4	19,923,736	1.25%	1.34%	16.27%
VANGUARD TARGET RETIREMENT 2020 FUND	281,847	41.54	11,707,330	1.25%	2.43%	6.84%

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT
Notes to the Financial Statements (Continued)
For the Years Ended December 31, 2025 and December 31, 2024
Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest*	Investment Income Ratio**	Total Return Lowest to Highest***
VANGUARD TARGET RETIREMENT 2025 FUND	910,577	25.25	22,995,121	1.25%	2.19%	8.42%
VANGUARD TARGET RETIREMENT 2030 FUND	719,138	46.91	33,731,642	1.25%	2.24%	10.01%
VANGUARD TARGET RETIREMENT 2035 FUND	1,076,013	29.59	31,834,821	1.25%	2.32%	11.58%
VANGUARD TARGET RETIREMENT 2040 FUND	552,700	52.27	28,889,485	1.25%	2.50%	13.14%
VANGUARD TARGET RETIREMENT 2045 FUND	682,817	33.66	22,981,145	1.25%	2.32%	14.72%
VANGUARD TARGET RETIREMENT 2050 FUND	434,793	54.32	23,616,909	1.25%	2.38%	14.99%
VANGUARD TARGET RETIREMENT 2055 FUND	26,422	57.35	1,515,223	1.25%	3.26%	15.02%
VANGUARD TARGET RETIREMENT 2060 FUND	33,215	50.65	1,682,396	1.25%	3.02%	15.01%
VANGUARD TARGET RETIREMENT INCOME FUND	732,980	16.78	12,301,279	1.25%	2.72%	3.90%
VANGUARD TOTAL BOND MARKET INDEX FUND	1,747,196	11.87	20,744,560	1.25%	1.88%	(2.94%)
VANGUARD VIF EQUITY INDEX PORTFOLIO	145,648	74.05	10,785,809	1.25%	1.10%	26.95%
VANGUARD VIF GLOBAL BOND INDEX	184,020	19.82 to 22.09	3,993,929	0.95% to 1.65%	1.65%	(3.08%) to (2.34%)
VANGUARD VIF INTERNATIONAL PORTFOLIO	42,317	45.92	1,943,342	1.25%	0.26%	(2.77%)
VANGUARD VIF MID-CAP INDEX PORTFOLIO	105,356	39.02	4,111,431	1.25%	1.00%	22.82%
VANGUARD VIF REIT INDEX PORTFOLIO	72,205	20.17	1,456,453	1.25%	2.00%	38.53%
VANGUARD VIF SHORT TERM INVESTMENT GRADE PORTFOLIO	105,223	10.85	1,141,459	1.25%	1.26%	(1.63%)
VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO	31,343	38.86	1,218,123	1.25%	0.38%	12.80%
VANGUARD VIF TOTAL BOND MARKET INDEX PORTFOLIO	272,235	12.85	3,497,244	1.25%	1.87%	(2.95%)
WILSHIRE VIT GLOBAL ALLOCATION FUND	12,948,115	23.04 to 44.52	538,477,637	0.29% to 1.65%	1.16%	10.02% to 10.77%
*
These ratios represent the annualized contract expenses of the active contract owners of the sub-accounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
**
These amounts represent the dividends, excluding distributions of capital gains, received by the sub-accounts from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-accounts is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invests.
***
These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.
1
This fund became available for investment by contract owners of the sub-accounts on May 1, 2021 and the return is for the period May 1, 2021 to December 31, 2021.